UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2006

1.799882.102

VIPAM-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 50.6%
	Shares	Value
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 0.5%
Fiat Spa (a)	179,600	$ 2,262,049
Toyota Motor Corp.	205,000	11,162,250
		13,424,299
Diversified Consumer Services - 0.0%
ABC Learning Centres Ltd.	502	2,994
YBM Sisa.com, Inc.	806	20,698
		23,692
Hotels, Restaurants & Leisure - 0.3%
Accor SA	15,400	887,701
Greek Organization of Football Prognostics SA	141,900	5,423,219
		6,310,920
Household Durables - 0.3%
Koninklijke Philips Electronics NV	15,100	508,115
Koninklijke Philips Electronics NV (NY Shares)	45,700	1,537,805
Nexity	17,500	1,201,299
Sharp Corp.	9,000	159,410
Sony Corp.	46,700	2,151,469
Steinhoff International Holdings Ltd.	574,300	2,067,871
		7,625,969
Media - 0.2%
Lagardere S.C.A. (Reg.)	13,600	1,062,123
NTL, Inc. (a)	93,750	2,729,063
		3,791,186
Multiline Retail - 1.1%
Federated Department Stores, Inc.	220,000	16,060,000
Kohl's Corp. (a)	204,300	10,829,943
		26,889,943
Specialty Retail - 1.7%
Best Buy Co., Inc.	214,100	11,974,613
Chico's FAS, Inc. (a)	98,500	4,003,040
Circuit City Stores, Inc.	847,900	20,756,592
Esprit Holdings Ltd.	46,500	361,973
Yamada Denki Co. Ltd.	45,500	5,245,168
		42,341,386
TOTAL CONSUMER DISCRETIONARY		100,407,395
CONSUMER STAPLES - 1.2%
Beverages - 0.1%
Pernod Ricard SA	12,900	2,471,352
Food & Staples Retailing - 0.2%
Aeon Co. Ltd.	129,000	3,128,701
Shinsegae Co. Ltd.	2,018	920,105
		4,048,806

	Shares	Value
Food Products - 0.5%
Archer-Daniels-Midland Co.	329,700	$ 11,094,405
Koninklijke Numico NV	21,700	960,030
		12,054,435
Household Products - 0.0%
Reckitt Benckiser PLC	34,700	1,221,255
Personal Products - 0.4%
Avon Products, Inc.	352,000	10,971,840
TOTAL CONSUMER STAPLES		30,767,688
ENERGY - 7.2%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	157,500	10,773,000
Compagnie Generale de Geophysique SA (a)	13,100	1,904,871
Diamond Offshore Drilling, Inc.	23,100	2,067,450
GlobalSantaFe Corp.	201,800	12,259,350
Noble Corp.	132,900	10,778,190
Schlumberger Ltd. (NY Shares)	190,500	24,111,585
Transocean, Inc. (a)	132,300	10,623,690
		72,518,136
Oil, Gas & Consumable Fuels - 4.3%
Amerada Hess Corp.	142,900	20,348,960
Canadian Natural Resources Ltd.	62,700	3,484,825
EOG Resources, Inc.	109,700	7,898,400
Norsk Hydro ASA	9,360	1,294,862
OMV AG	29,600	1,979,903
Peabody Energy Corp.	137,600	6,936,416
Quicksilver Resources, Inc. (a)	145,600	5,628,896
Talisman Energy, Inc.	45,400	2,411,328
Total SA sponsored ADR	30,000	3,951,900
Ultra Petroleum Corp. (a)	262,200	16,337,682
Valero Energy Corp.	585,000	34,971,300
		105,244,472
TOTAL ENERGY		177,762,608
FINANCIALS - 8.3%
Capital Markets - 3.2%
Bear Stearns Companies, Inc.	59,100	8,197,170
Credit Suisse Group (Reg.)	19,481	1,088,209
Daiwa Securities Group, Inc.	63,000	845,066
Goldman Sachs Group, Inc.	78,800	12,368,448
Legg Mason, Inc.	138,900	17,408,337
Merrill Lynch & Co., Inc.	207,000	16,303,320
Nikko Cordial Corp.	197,000	3,263,390
TD Ameritrade Holding Corp.	562,200	11,733,114
Thomas Weisel Partners Group, Inc.	81,649	1,788,113
UBS AG:
(NY Shares)	34,900	3,837,953
(Reg.)	6,903	759,123
		77,592,243
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.2%
Banca Intesa Spa	488,120	$ 2,915,991
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	292,700	10,510,857
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	391,400	11,651,978
BNP Paribas SA	37,200	3,455,160
Deutsche Postbank AG	13,100	950,531
Finansbank AS	191,000	1,093,864
FirstRand Ltd.	564,500	1,831,157
HSBC Holdings PLC (Hong Kong) (Reg.)	80,000	1,340,480
Kookmin Bank sponsored ADR	10,300	880,856
Korea Exchange Bank (a)	10,800	136,723
Societe Generale Series A	23,300	3,503,811
Standard Bank Group Ltd.	135,800	1,867,787
Sumitomo Mitsui Financial Group, Inc.	1,631	18,012,148
Turkiye Garanti Bankasi AS	1,124,200	4,180,736
Turkiye Is Bankasi AS Series C unit	544,500	4,535,813
Uniao de Bancos Brasileiros SA (Unibanco) GDR	147,500	10,901,725
Unicredito Italiano Spa	276,400	2,000,188
		79,769,805
Consumer Finance - 0.9%
Credit Saison Co. Ltd.	36,300	2,007,501
LG Card Co. Ltd. (a)	9,440	508,143
ORIX Corp.	15,390	4,791,603
SLM Corp.	275,300	14,299,082
		21,606,329
Diversified Financial Services - 0.1%
ING Groep NV (Certificaten Van Aandelen)	70,000	2,758,000
Insurance - 0.4%
Allianz AG (Reg.)	15,400	2,570,260
AXA SA	82,500	2,884,200
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	34,300	4,862,874
T&D Holdings, Inc.	6,000	468,929
		10,786,263
Real Estate - 0.5%
Equity Residential (SBI)	127,700	5,975,083
Mitsui Fudosan Co. Ltd.	50,000	1,148,961
Vornado Realty Trust	60,500	5,808,000
		12,932,044
TOTAL FINANCIALS		205,444,684
HEALTH CARE - 7.4%
Biotechnology - 2.5%
Celgene Corp. (a)	339,000	14,990,580
Gilead Sciences, Inc. (a)	264,100	16,432,302

	Shares	Value
ImClone Systems, Inc. (a)	219,600	$ 7,470,792
Neurocrine Biosciences, Inc. (a)	167,500	10,810,450
Theravance, Inc. (a)	21,100	591,644
Vertex Pharmaceuticals, Inc. (a)	304,700	11,148,973
		61,444,741
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (a)	129,000	7,140,150
Synthes, Inc.	25,977	2,849,142
		9,989,292
Health Care Providers & Services - 2.6%
Aetna, Inc.	362,600	17,818,164
American Retirement Corp. (a)	226,619	5,805,979
Cardinal Health, Inc.	9,400	700,488
Gambro AB (A Shares) (d)	83,600	997,946
Medco Health Solutions, Inc. (a)	230,400	13,183,488
Psychiatric Solutions, Inc. (a)	269,200	8,918,596
UnitedHealth Group, Inc.	303,800	16,970,268
		64,394,929
Pharmaceuticals - 1.9%
Allergan, Inc.	91,300	9,906,050
New River Pharmaceuticals, Inc. (a)	94,200	3,128,382
Novartis AG (Reg.)	64,928	3,599,608
Roche Holding AG (participation certificate)	43,381	6,458,239
Sanofi-Aventis sponsored ADR	40,000	1,898,000
Sepracor, Inc. (a)	226,000	11,031,060
Teva Pharmaceutical Industries Ltd. sponsored ADR	244,200	10,056,156
		46,077,495
TOTAL HEALTH CARE		181,906,457
INDUSTRIALS - 6.4%
Aerospace & Defense - 1.2%
BAE Systems PLC	163,600	1,195,762
Hexcel Corp. (a)	648,900	14,256,333
L-3 Communications Holdings, Inc.	158,800	13,623,452
		29,075,547
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	76,000	6,565,640
Airlines - 2.2%
AMR Corp. (a)	676,700	18,304,735
Southwest Airlines Co.	808,500	14,544,915
UAL Corp. (a)	233,000	9,303,690
US Airways Group, Inc. (a)	300,600	12,024,000
		54,177,340
Building Products - 0.0%
Pfleiderer AG (a)	42,400	1,104,631
Pfleiderer AG rights 4/11/06 (a)	42,400	26,203
		1,130,834
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Citiraya Industries Ltd. (a)	181,000	$ 1
Techem AG	21,000	922,699
		922,700
Construction & Engineering - 0.0%
SHIMIZU Corp.	135,000	982,840
Electrical Equipment - 0.7%
Rockwell Automation, Inc.	159,000	11,433,690
SolarWorld AG	4,300	1,129,642
Sumitomo Electric Industries Ltd. (d)	121,500	1,924,967
Suntech Power Holdings Co. Ltd. sponsored ADR	79,900	2,955,501
		17,443,800
Machinery - 1.2%
Atlas Copco AB (A Shares)	29,000	815,192
Caterpillar, Inc.	255,700	18,361,817
Danaher Corp.	93,700	5,954,635
Fanuc Ltd.	11,100	1,068,369
Heidelberger Druckmaschinen AG	46,600	2,055,419
Metso Corp. sponsored ADR	24,500	943,985
TSM Tech Co. Ltd.	177	3,261
		29,202,678
Marine - 0.2%
Kuehne & Nagel International AG	11,596	3,757,716
Stolt-Nielsen SA Class B sponsored ADR	13,400	411,380
		4,169,096
Road & Rail - 0.6%
Norfolk Southern Corp.	261,300	14,128,491
TOTAL INDUSTRIALS		157,798,966
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	168,800	3,657,896
Corning, Inc. (a)	418,100	11,251,071
Nortel Networks Corp. (a)	1,690,000	5,154,721
QUALCOMM, Inc.	269,900	13,659,639
Redback Networks, Inc. (a)	82,700	1,793,763
Sandvine Corp. (e)	210,500	409,550
Tellabs, Inc. (a)	753,700	11,983,830
		47,910,470
Computers & Peripherals - 0.4%
Komag, Inc. (a)(d)	195,600	9,310,560
Electronic Equipment & Instruments - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	799,000	4,947,826
Hoya Corp.	47,500	1,916,706
Ibiden Co. Ltd.	94,800	4,791,743

	Shares	Value
Murata Manufacturing Co. Ltd.	28,800	$ 1,949,930
Nippon Electric Glass Co. Ltd.	232,000	5,774,625
		19,380,830
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	6,000	2,340,000
IT Services - 0.6%
Cognizant Technology Solutions Corp. Class A (a)	94,600	5,627,754
Global Payments, Inc.	103,000	5,460,030
Infosys Technologies Ltd.	29,994	2,009,531
MoneyGram International, Inc.	85,200	2,617,344
		15,714,659
Office Electronics - 0.2%
Canon, Inc.	8,300	548,215
Neopost SA	29,200	3,173,864
		3,722,079
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (a)	450,400	14,935,264
Advanced Semiconductor Engineering, Inc.	2,576,000	2,436,440
Altera Corp. (a)	655,500	13,529,520
Applied Materials, Inc.	118,000	2,066,180
ASML Holding NV (NY Shares) (a)	499,200	10,168,704
ATI Technologies, Inc. (a)	94,500	1,623,580
Atmel Corp. (a)	1,254,500	5,921,240
Broadcom Corp. Class A (a)	309,700	13,366,652
Hittite Microwave Corp.	20,300	684,313
Lam Research Corp. (a)	237,400	10,208,200
Marvell Technology Group Ltd. (a)	205,800	11,133,780
MEMC Electronic Materials, Inc. (a)	200,000	7,384,000
Q-Cells AG	3,800	355,019
Samsung Electronics Co. Ltd.	5,770	3,741,354
Spansion, Inc.	795,000	11,766,000
Trident Microsystems, Inc. (a)	378,000	10,984,680
		120,304,926
Software - 0.5%
BEA Systems, Inc. (a)	927,700	12,180,701
TOTAL INFORMATION TECHNOLOGY		230,864,225
MATERIALS - 4.4%
Chemicals - 1.0%
Bayer AG	15,700	628,785
Monsanto Co.	191,600	16,238,100
Nitto Denko Corp.	41,000	3,479,506
Shin-Etsu Chemical Co. Ltd.	34,100	1,851,072
Syngenta AG (Switzerland)	15,670	2,202,419
Tokuyama Corp.	38,000	644,336
		25,044,218
Metals & Mining - 3.4%
Allegheny Technologies, Inc.	248,800	15,221,584
Apex Silver Mines Ltd. (a)	444,600	10,559,250
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
AUR Resources, Inc.	417,200	$ 5,298,515
BHP Billiton Ltd.	60,300	1,201,478
Companhia Vale do Rio Doce sponsored ADR	221,300	10,739,689
Goldcorp, Inc.	218,900	6,405,595
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	615,600	9,775,728
Oregon Steel Mills, Inc. (a)	158,600	8,115,562
Phelps Dodge Corp.	155,100	12,490,203
Titanium Metals Corp. (a)	85,000	4,126,750
		83,934,354
TOTAL MATERIALS		108,978,572
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
America Movil SA de CV Series L sponsored ADR	505,100	17,304,726
American Tower Corp. Class A (a)	353,700	10,724,184
MTN Group Ltd.	184,700	1,842,357
NII Holdings, Inc. (a)	324,800	19,153,456
		49,024,723
UTILITIES - 0.2%
Electric Utilities - 0.2%
E.ON AG	35,100	3,853,980
TOTAL COMMON STOCKS (Cost $1,154,079,612)		1,246,809,298
Nonconvertible Bonds - 5.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	$ 300,000	201,000
7.45% 7/16/31	2,010,000	1,492,425
General Motors Corp. 8.375% 7/15/33	3,290,000	2,409,925
		4,103,350
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	1,085,000	1,062,665
Media - 0.5%
AOL Time Warner, Inc.:
6.875% 5/1/12	215,000	225,422
7.625% 4/15/31	500,000	544,672
Comcast Corp.:
4.95% 6/15/16	850,000	774,596
5.5% 3/15/11	1,000,000	989,080

	Principal Amount	Value
6.45% 3/15/37	$ 1,025,000	$ 986,257
Cox Communications, Inc. 4.625% 6/1/13	2,320,000	2,112,678
Liberty Media Corp. 8.25% 2/1/30	1,805,000	1,744,247
News America Holdings, Inc. 7.75% 12/1/45	595,000	641,728
News America, Inc. 6.2% 12/15/34	1,155,000	1,081,674
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,151,012
Time Warner, Inc. 6.625% 5/15/29	1,500,000	1,474,283
		11,725,649
Multiline Retail - 0.0%
The May Department Stores Co. 6.7% 7/15/34	1,160,000	1,179,109
TOTAL CONSUMER DISCRETIONARY		18,070,773
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (e)	795,000	744,605
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (e)(j)	880,000	895,550
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	820,000	805,469
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	265,000	284,905
TOTAL CONSUMER STAPLES		2,730,529
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Petronas Capital Ltd. 7% 5/22/12 (e)	1,365,000	1,460,262
Oil, Gas & Consumable Fuels - 0.6%
Amerada Hess Corp. 6.65% 8/15/11	285,000	298,083
Duke Capital LLC:
4.37% 3/1/09	3,175,000	3,078,216
6.75% 2/15/32	100,000	104,792
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	940,000	984,920
EnCana Holdings Finance Corp. 5.8% 5/1/14	525,000	529,278
Enterprise Products Operating LP 5.75% 3/1/35	700,000	622,776
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	400,000	379,019
5.8% 3/15/35	600,000	544,780
Nexen, Inc. 5.875% 3/10/35	1,140,000	1,062,667
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust:
6.125% 8/15/08	$ 2,770,000	$ 2,790,775
6.625% 6/15/35 (e)	720,000	695,520
7.875% 2/1/09 (j)	3,000,000	3,153,000
Talisman Energy, Inc. 5.85% 2/1/37	555,000	521,731
		14,765,557
TOTAL ENERGY		16,225,819
FINANCIALS - 2.1%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 6.6% 1/15/12	4,075,000	4,272,214
Lazard Group LLC 7.125% 5/15/15	1,165,000	1,210,306
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,710,000	1,641,913
Morgan Stanley 6.6% 4/1/12	1,750,000	1,836,083
		8,960,516
Commercial Banks - 0.3%
Bank of America Corp. 7.4% 1/15/11	2,165,000	2,339,986
Korea Development Bank 3.875% 3/2/09	2,000,000	1,913,352
Wachovia Bank NA 4.875% 2/1/15	2,252,000	2,124,399
Wachovia Corp. 4.875% 2/15/14	735,000	697,458
		7,075,195
Consumer Finance - 0.3%
Capital One Financial Corp.:
4.8% 2/21/12	400,000	382,056
5.5% 6/1/15	1,500,000	1,455,831
Ford Motor Credit Co. 7.375% 2/1/11	1,250,000	1,149,955
Household Finance Corp. 4.125% 11/16/09	1,010,000	967,473
Household International, Inc. 5.836% 2/15/08	1,225,000	1,233,372
MBNA America Bank NA 7.125% 11/15/12	750,000	815,591
MBNA Corp. 7.5% 3/15/12	535,000	588,337
		6,592,615
Diversified Financial Services - 0.3%
Citigroup, Inc. 5% 9/15/14	2,000,000	1,914,200
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,495,000	3,249,466

	Principal Amount	Value
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	$ 935,000	$ 874,802
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	795,000	766,835
		6,805,303
Insurance - 0.1%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,500,000	1,459,857
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	660,000	645,421
Principal Life Global Funding I 6.25% 2/15/12 (e)	850,000	879,614
Symetra Financial Corp. 6.125% 4/1/16 (e)	245,000	243,284
		3,228,176
Real Estate - 0.6%
Archstone Smith Operating Trust 5.25% 5/1/15	1,350,000	1,297,654
Brandywine Operating Partnership LP 5.75% 4/1/12	480,000	476,635
CarrAmerica Realty Corp.:
5.125% 9/1/11	3,025,000	2,971,321
5.5% 12/15/10	825,000	825,329
Colonial Properties Trust 5.5% 10/1/15	1,700,000	1,627,869
Developers Diversified Realty Corp.:
5% 5/3/10	675,000	656,560
5.25% 4/15/11	395,000	385,191
5.375% 10/15/12	335,000	326,095
EOP Operating LP 4.65% 10/1/10	3,340,000	3,195,081
Regency Centers LP 6.75% 1/15/12	1,990,000	2,087,590
Simon Property Group LP:
5.1% 6/15/15	915,000	865,488
5.625% 8/15/14	1,325,000	1,304,861
		16,019,674
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	935,000	868,664
Independence Community Bank Corp. 3.75% 4/1/14 (j)	1,120,000	1,062,040
Residential Capital Corp. 6.875% 6/30/15	260,000	271,054
Washington Mutual, Inc. 4.625% 4/1/14	1,500,000	1,371,480
		3,573,238
TOTAL FINANCIALS		52,254,717
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	980,000	944,795
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (e)	$ 1,030,000	$ 945,025
7.45% 5/1/34 (e)	420,000	376,950
		2,266,770
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	109,643	111,154
6.978% 10/1/12	232,816	238,880
7.024% 4/15/11	610,000	629,825
7.858% 4/1/13	975,000	1,037,628
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	627,738	632,430
6.795% 2/2/20	761,921	723,825
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	840,000	840,000
U.S. Airways pass thru trust certificates 6.85% 7/30/19	453,834	463,478
		4,677,220
Industrial Conglomerates - 0.0%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	390,000	400,527
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (e)	800,000	872,606
		1,273,133
TOTAL INDUSTRIALS		8,217,123
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	1,350,000	1,330,592
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 5.875% 4/1/35	830,000	775,959
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	480,000	463,030
TOTAL MATERIALS		1,238,989

	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T Broadband Corp. 8.375% 3/15/13	$ 500,000	$ 562,325
BellSouth Capital Funding Corp. 7.875% 2/15/30	765,000	871,020
British Telecommunications PLC 8.875% 12/15/30	1,500,000	1,918,922
SBC Communications, Inc.:
6.15% 9/15/34	1,000,000	949,633
6.45% 6/15/34	555,000	546,293
Sprint Capital Corp.:
6.875% 11/15/28	1,245,000	1,284,509
8.375% 3/15/12	730,000	824,827
Telecom Italia Capital:
4.95% 9/30/14	705,000	648,740
5.25% 11/15/13	1,700,000	1,610,760
Verizon Global Funding Corp. 5.85% 9/15/35	1,720,000	1,542,744
Verizon New York, Inc. 6.875% 4/1/12	300,000	308,162
		11,067,935
Wireless Telecommunication Services - 0.1%
America Movil SA de CV:
4.125% 3/1/09	450,000	432,571
6.375% 3/1/35	1,470,000	1,382,143
AT&T Wireless Services, Inc. 7.875% 3/1/11	400,000	438,426
		2,253,140
TOTAL TELECOMMUNICATION SERVICES		13,321,075
UTILITIES - 0.7%
Electric Utilities - 0.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,205,000	1,194,382
Exelon Corp.:
4.9% 6/15/15	1,460,000	1,356,225
5.625% 6/15/35	155,000	140,672
6.75% 5/1/11	835,000	871,761
FirstEnergy Corp. 6.45% 11/15/11	760,000	786,399
PPL Energy Supply LLC 5.7% 10/15/35	260,000	252,709
Progress Energy, Inc.:
5.625% 1/15/16	450,000	441,447
7.1% 3/1/11	2,000,000	2,121,196
TXU Energy Co. LLC 7% 3/15/13	2,295,000	2,390,396
		9,555,187
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc. 7% 4/1/12	1,560,000	1,659,069
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
4.75% 12/15/10	$ 1,000,000	$ 960,634
5.95% 6/15/35	2,230,000	2,056,049
6.25% 6/30/12	540,000	549,626
MidAmerican Energy Holdings, Inc.:
5.875% 10/1/12	1,235,000	1,246,442
6.125% 4/1/36 (e)	1,050,000	1,027,853
		5,840,604
TOTAL UTILITIES		17,054,860
TOTAL NONCONVERTIBLE BONDS (Cost $134,148,525)		130,444,477
U.S. Government and Government Agency Obligations - 6.9%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
3.25% 1/15/08	2,661,000	2,578,985
3.25% 8/15/08	600,000	576,103
3.25% 2/15/09	1,800,000	1,711,544
3.375% 12/15/08	205,000	196,276
4.625% 5/1/13	7,000,000	6,649,202
4.75% 12/15/10	9,400,000	9,239,786
5.5% 3/15/11	1,975,000	2,003,199
6.25% 2/1/11	3,505,000	3,635,046
Freddie Mac:
4% 6/12/13	11,318,000	10,481,588
4.25% 7/15/09	5,000,000	4,868,630
5.875% 3/21/11	7,760,000	7,939,046
Tennessee Valley Authority 5.375% 4/1/56	645,000	633,249
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,530,000	2,524,925
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		53,037,579
U.S. Treasury Inflation Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	6,310,500	6,348,240
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	6,278,940	5,948,280
2% 1/15/14	24,141,150	23,566,275
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		35,862,795

	Principal Amount	Value
U.S. Treasury Obligations - 3.3%
U.S. Treasury Bills, yield at date of purchase 4.22% to 4.54% 4/6/06 to 6/8/06 (g)	$ 7,400,000	$ 7,361,051
U.S. Treasury Bonds 6.25% 5/15/30	14,311,000	16,724,865
U.S. Treasury Notes:
4.375% 12/15/10	1,630,000	1,598,864
4.75% 5/15/14	29,800,000	29,539,250
6.5% 2/15/10	25,000,000	26,448,250
TOTAL U.S. TREASURY OBLIGATIONS		81,672,280
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $174,607,348)		170,572,654
U.S. Government Agency - Mortgage Securities - 8.1%

Fannie Mae - 7.5%
3.734% 1/1/35 (j)	147,463	144,785
3.749% 12/1/34 (j)	107,397	105,532
3.752% 10/1/33 (j)	100,958	98,455
3.785% 12/1/34 (j)	15,676	15,416
3.792% 6/1/34 (j)	447,612	432,903
3.824% 6/1/33 (j)	82,071	80,509
3.825% 1/1/35 (j)	92,974	91,394
3.847% 1/1/35 (j)	276,285	271,588
3.854% 10/1/33 (j)	2,406,487	2,355,156
3.869% 1/1/35 (j)	161,167	158,603
3.91% 10/1/34 (j)	112,176	110,587
3.913% 5/1/34 (j)	39,172	39,112
3.917% 12/1/34 (j)	98,466	96,946
3.961% 1/1/35 (j)	125,050	123,176
3.971% 5/1/33 (j)	28,025	27,543
3.975% 12/1/34 (j)	91,201	89,884
3.98% 12/1/34 (j)	117,758	116,025
3.983% 12/1/34 (j)	629,127	620,935
3.988% 1/1/35 (j)	72,748	71,676
4% 6/1/19	2,990,883	2,803,594
4.004% 12/1/34 (j)	53,162	52,403
4.008% 2/1/35 (j)	77,294	76,155
4.025% 2/1/35 (j)	73,297	72,284
4.043% 10/1/18 (j)	94,561	92,837
4.047% 12/1/34 (j)	174,666	172,308
4.05% 1/1/35 (j)	40,986	40,394
4.051% 1/1/35 (j)	74,657	73,616
4.066% 4/1/33 (j)	31,627	31,215
4.073% 1/1/35 (j)	167,501	165,214
4.09% 2/1/35 (j)	149,290	147,251
4.09% 2/1/35 (j)	58,142	57,320
4.092% 2/1/35 (j)	58,365	57,580
4.107% 2/1/35 (j)	297,612	293,818
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.108% 11/1/34 (j)	$ 143,358	$ 141,576
4.11% 1/1/35 (j)	174,829	172,467
4.122% 1/1/35 (j)	310,836	306,860
4.122% 2/1/35 (j)	200,178	197,485
4.124% 1/1/35 (j)	173,039	170,798
4.144% 1/1/35 (j)	257,483	254,998
4.155% 2/1/35 (j)	150,373	148,437
4.17% 11/1/34 (j)	38,690	38,259
4.176% 1/1/35 (j)	307,818	304,321
4.177% 1/1/35 (j)	146,178	144,377
4.178% 1/1/35 (j)	210,493	204,622
4.188% 10/1/34 (j)	254,785	252,645
4.22% 3/1/34 (j)	91,588	89,716
4.23% 1/1/35 (j)	90,972	89,921
4.25% 2/1/35 (j)	106,684	103,862
4.268% 2/1/35 (j)	51,808	51,250
4.283% 8/1/33 (j)	199,906	197,479
4.284% 3/1/35 (j)	94,945	93,850
4.285% 7/1/34 (j)	69,719	69,445
4.295% 3/1/33 (j)	133,269	131,808
4.304% 12/1/34 (j)	54,864	54,313
4.313% 5/1/35 (j)	138,242	136,745
4.315% 10/1/33 (j)	50,019	49,271
4.317% 3/1/33 (j)	55,567	54,107
4.346% 6/1/33 (j)	60,025	59,375
4.354% 1/1/35 (j)	106,472	103,973
4.356% 4/1/35 (j)	58,180	57,522
4.36% 2/1/34 (j)	230,902	227,085
4.384% 1/1/35 (j)	128,892	127,740
4.398% 2/1/35 (j)	144,655	141,153
4.4% 5/1/35 (j)	296,712	293,434
4.434% 4/1/34 (j)	148,006	146,422
4.436% 3/1/35 (j)	128,099	125,249
4.437% 10/1/34 (j)	481,688	477,796
4.464% 8/1/34 (j)	302,503	297,747
4.477% 5/1/35 (j)	79,311	78,534
4.481% 1/1/35 (j)	140,093	139,016
4.496% 3/1/35 (j)	313,085	306,237
4.5% 4/1/19 to 10/1/33	27,636,963	25,975,074
4.5% 4/1/21 (f)	7,399,398	7,072,205
4.5% 4/1/21 (f)	4,000,000	3,823,125
4.505% 8/1/34 (j)	616,819	616,863
4.521% 3/1/35 (j)	294,377	288,145
4.524% 2/1/35 (j)	1,548,119	1,526,956
4.536% 2/1/35 (j)	644,935	640,201
4.543% 2/1/35 (j)	59,613	59,186
4.545% 7/1/35 (j)	364,133	360,546
4.549% 2/1/35 (j)	100,590	99,797
4.556% 1/1/35 (j)	225,566	223,962
4.566% 9/1/34 (j)	415,108	412,443
4.581% 8/1/34 (j)	151,997	150,988

	Principal Amount	Value
4.584% 2/1/35 (j)	$ 297,629	$ 292,063
4.588% 2/1/35 (j)	949,369	931,065
4.614% 3/1/35 (j)	54,687	54,338
4.629% 9/1/34 (j)	36,806	36,579
4.636% 11/1/34 (j)	318,082	312,751
4.642% 1/1/33 (j)	73,333	72,891
4.667% 11/1/34 (j)	345,310	340,082
4.683% 3/1/35 (j)	801,084	796,550
4.704% 3/1/35 (j)	161,663	158,912
4.723% 10/1/32 (j)	25,989	25,854
4.727% 1/1/35 (j)	459,647	457,620
4.73% 7/1/34 (j)	287,949	284,188
4.732% 2/1/33 (j)	22,501	22,394
4.741% 10/1/34 (j)	374,631	369,622
4.746% 1/1/35 (j)	15,019	14,947
4.747% 10/1/32 (j)	28,151	28,011
4.79% 12/1/34 (j)	260,825	257,247
4.801% 12/1/32 (j)	141,861	141,346
4.809% 12/1/34 (j)	109,619	108,131
4.811% 6/1/35 (j)	468,597	465,851
4.815% 5/1/33 (j)	10,620	10,585
4.837% 8/1/34 (j)	120,287	120,095
4.854% 11/1/34 (j)	287,966	284,683
4.874% 10/1/34 (j)	1,076,528	1,064,750
4.954% 12/1/32 (j)	11,725	11,703
4.985% 11/1/32 (j)	80,041	79,914
5% 2/1/18 to 6/1/34	12,833,802	12,519,731
5% 4/1/36 (f)	7,291,031	6,940,150
5% 4/1/36 (f)	5,171,776	4,922,884
5.025% 2/1/35 (j)	50,641	50,547
5.041% 7/1/34 (j)	69,246	68,751
5.063% 11/1/34 (j)	28,559	28,535
5.079% 9/1/34 (j)	926,234	920,538
5.107% 5/1/35 (j)	691,699	691,443
5.18% 5/1/35 (j)	360,755	358,601
5.195% 6/1/35 (j)	494,278	494,753
5.206% 8/1/33 (j)	162,073	161,754
5.221% 5/1/35 (j)	1,001,732	996,783
5.318% 7/1/35 (j)	69,096	69,200
5.5% 12/1/18 to 10/1/34	54,537,909	53,382,595
6% 6/1/13 to 1/1/34	17,548,010	17,659,683
6.5% 6/1/11 to 9/1/32	14,507,814	14,852,527
7% 3/1/15 to 2/1/32	4,064,744	4,206,331
7.5% 7/1/16 to 11/1/31	1,676,588	1,758,717
8% 1/1/30 to 6/1/30	151,830	161,662
TOTAL FANNIE MAE		183,462,957
Freddie Mac - 0.3%
4.055% 12/1/34 (j)	104,854	103,058
4.106% 12/1/34 (j)	155,214	152,712
4.159% 1/1/35 (j)	455,744	448,862
4.273% 3/1/35 (j)	131,586	129,691
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.294% 5/1/35 (j)	$ 242,248	$ 238,999
4.303% 12/1/34 (j)	162,676	158,137
4.355% 2/1/35 (j)	296,769	292,861
4.361% 3/1/35 (j)	223,474	217,302
4.38% 2/1/35 (j)	285,780	278,078
4.437% 2/1/34 (j)	138,778	136,312
4.446% 3/1/35 (j)	138,863	135,145
4.462% 6/1/35 (j)	169,822	167,477
4.481% 3/1/35 (j)	152,912	149,062
4.486% 3/1/35 (j)	981,556	965,409
4.555% 2/1/35 (j)	229,928	224,446
4.768% 10/1/32 (j)	19,270	19,287
4.869% 3/1/33 (j)	58,156	57,846
5.009% 4/1/35 (j)	777,185	773,657
5.154% 4/1/35 (j)	621,168	615,168
5.311% 8/1/33 (j)	64,359	64,571
5.346% 6/1/35 (j)	449,881	447,856
5.583% 4/1/32 (j)	32,721	33,193
6% 5/1/33	1,251,163	1,255,117
7.5% 5/1/17 to 11/1/31	462,234	484,469
8% 7/1/17 to 5/1/27	53,754	56,738
TOTAL FREDDIE MAC		7,605,453
Government National Mortgage Association - 0.3%
6% 12/15/08 to 6/15/09	238,773	243,474
6.5% 6/15/08 to 8/15/27	3,573,345	3,706,540
7% 7/15/28 to 7/15/32	1,807,897	1,886,087
7.5% 9/15/22 to 12/15/27	1,290,158	1,362,096
8% 5/15/25 to 1/15/31	318,713	339,245
8.5% 12/15/16 to 3/15/30	91,110	96,549
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		7,633,991
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $201,799,490)		198,702,401
Asset-Backed Securities - 1.1%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.3181% 2/25/34 (j)	250,000	250,818
Class M2, 5.9181% 2/25/34 (j)	300,000	302,093
Series 2005-SD1 Class A1, 5.2181% 11/25/50 (j)	199,935	200,177
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (e)	1,000,000	973,941

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	$ 26,000	$ 25,906
Class B1, 5.2% 3/6/11	80,000	79,872
Class C1, 5.28% 11/6/11	500,000	497,345
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.2481% 4/25/34 (j)	145,000	144,998
Class M2, 5.2981% 4/25/34 (j)	125,000	124,999
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.9181% 1/25/32 (j)	80,927	81,194
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (e)	1,300,000	1,267,277
Argent Securities, Inc. Series 2004-W5 Class M1, 5.4181% 4/25/34 (j)	475,000	475,560
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE3:
Class M1, 5.3581% 6/25/34 (j)	175,000	176,421
Class M2, 5.9381% 6/25/34 (j)	400,000	405,254
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	270,000	268,842
Class B, 5.26% 10/15/10	255,000	253,149
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	1,295,000	1,246,496
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 6.0181% 7/26/34 (j)	265,000	267,434
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (e)	444,569	436,095
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	920,000	917,700
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	1,368,000	1,337,248
Series 2006-B2 Class B2, 5.15% 3/7/11	610,000	606,378
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	655,000	653,415
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.3181% 5/25/34 (j)	890,000	892,932
Series 2004-3 Class M1, 5.3181% 6/25/34 (j)	175,000	175,641
Series 2004-4:
Class A, 5.1881% 8/25/34 (j)	154,578	154,735
Class M1, 5.2981% 7/25/34 (j)	450,000	452,501
Class M2, 5.3481% 6/25/34 (j)	525,000	527,005
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class MV1, 5.2181% 7/25/35 (j)	$ 350,000	$ 350,639
Class MV2, 5.2581% 7/25/35 (j)	420,000	421,229
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	569,000	548,776
Class C, 5.074% 6/15/35 (e)	516,000	497,178
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.3681% 3/25/34 (j)	50,000	50,137
Class M4, 5.7181% 3/25/34 (j)	25,000	25,189
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	630,000	627,735
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.3681% 1/25/34 (j)	550,000	553,708
Class M2, 5.9681% 1/25/34 (j)	625,000	633,177
Series 2005-A:
Class M1, 5.2481% 1/25/35 (j)	200,000	201,081
Class M2, 5.2781% 1/25/35 (j)	275,000	276,193
Class M3, 5.3081% 1/25/35 (j)	150,000	150,821
Class M4, 5.4981% 1/25/35 (j)	100,000	100,952
GSAMP Trust Series 2004-FM2:
Class M1, 5.3181% 1/25/34 (j)	499,367	499,362
Class M2, 5.9181% 1/25/34 (j)	200,000	199,998
Class M3, 6.1181% 1/25/34 (j)	200,000	199,998
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.03% 1/20/35 (j)	242,047	242,330
Class M2, 5.06% 1/20/35 (j)	182,412	182,856
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	545,000	543,856
Series 2006-1:
Class A3, 5.13% 6/15/10	200,000	199,706
Class B, 5.29% 11/15/12	85,000	84,848
Class C, 5.34% 11/15/12	110,000	109,806
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 5.3481% 6/25/34 (j)	500,000	500,990
Class M2, 5.8981% 6/25/34 (j)	160,000	161,464

	Principal Amount	Value
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.3181% 7/25/34 (j)	$ 250,000	$ 249,997
Class M2, 5.3681% 7/25/34 (j)	50,000	49,999
Class M3, 5.7681% 7/25/34 (j)	100,000	99,999
Class M4, 5.9181% 7/25/34 (j)	75,000	75,133
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 6.8181% 4/25/33 (j)	325,000	326,861
Series 2004-NC2 Class M1, 5.3681% 12/25/33 (j)	290,000	291,915
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 5.8681% 11/25/32 (j)	285,468	286,691
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	450,000	101,610
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	450,000	444,084
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.3381% 1/25/35 (j)	475,000	477,136
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (e)	1,240,000	1,237,288
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.3481% 3/25/35 (j)	495,000	495,955
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.4181% 11/25/34 (j)	200,000	201,317
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.1781% 2/25/34 (j)	74,644	74,644
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	1,835,000	1,801,479
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	605,000	602,862
TOTAL ASSET-BACKED SECURITIES (Cost $27,556,322)		27,374,425
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.7%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.1481% 5/25/35 (j)	436,773	435,363
Series 2005-2 Class 6A2, 5.0981% 6/25/35 (j)	179,147	179,324
Series 2005-3 Class 8A2, 5.0581% 7/25/35 (j)	1,094,229	1,096,306
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6134% 6/25/35 (j)	$ 730,000	$ 709,469
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.0981% 1/25/35 (j)	816,207	817,501
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.1881% 4/25/34 (j)	136,121	136,232
Series 2004-AR5 Class 11A2, 5.1881% 6/25/34 (j)	215,279	214,882
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.2569% 12/20/54 (e)(j)	600,000	599,694
Impac CMB Trust floater:
Series 2005-1:
Class M1, 5.2781% 4/25/35 (j)	269,006	269,506
Class M2, 5.3181% 4/25/35 (j)	484,211	485,039
Series 2005-2 Class 1A2, 5.1281% 4/25/35 (j)	929,033	929,178
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9645% 11/25/35 (j)	205,000	200,443
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 4.9706% 9/26/45 (e)(j)	1,007,468	1,008,570
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	151,276	149,669
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 5.2138% 2/25/30 (j)	803,851	804,345
Series 2005-B Class A2, 4.79% 7/25/30 (j)	808,343	807,183
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.1081% 7/25/35 (j)	602,476	603,041
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	135,221	136,470
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.97% 2/20/35 (j)	552,729	552,153
Series 2005-2 Class A2, 5.19% 3/20/35 (j)	610,983	610,788
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.0881% 10/25/35 (j)	1,131,254	1,129,022
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1893% 10/20/35 (j)	165,000	162,842

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (j)	$ 1,416,024	$ 1,382,555
Series 2005-AR12 Class 2A6, 4.3204% 7/25/35 (j)	1,505,785	1,464,676
Series 2005-AR4 Class 2A2, 4.5302% 4/25/35 (j)	1,156,768	1,125,943
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (j)	620,552	610,003
TOTAL PRIVATE SPONSOR		16,620,197
U.S. Government Agency - 0.5%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,300,000	3,373,964
Series 1999-57 Class PH, 6.5% 12/25/29	2,600,000	2,643,463
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.0681% 10/25/35 (j)	2,970,585	2,959,802
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	3,085,000	2,970,593
TOTAL U.S. GOVERNMENT AGENCY		11,947,822
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,098,762)		28,568,019
Commercial Mortgage Securities - 1.5%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.6% 7/14/11 (e)(j)	336,237	334,860
Class B, 5.7% 7/14/11 (e)(j)	167,671	166,985
Class C, 5.85% 7/14/11 (e)(j)	335,789	334,417
Class D, 6.48% 7/14/11 (e)(j)	195,158	194,497
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.1781% 4/25/34 (e)(j)	641,420	642,222
Class B, 6.7181% 4/25/34 (e)(j)	71,269	71,937
Class M1, 5.3781% 4/25/34 (e)(j)	71,269	71,447
Class M2, 6.0181% 4/25/34 (e)(j)	71,269	71,982
Series 2004-3:
Class A1, 5.1881% 1/25/35 (e)(j)	692,488	694,220
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class A2, 5.2381% 1/25/35 (e)(j)	$ 86,561	$ 86,669
Class M1, 5.3181% 1/25/35 (e)(j)	129,842	130,085
Class M2, 5.8181% 1/25/35 (e)(j)	86,561	87,481
COMM:
floater Series 2002-FL7 Class D, 5.3188% 11/15/14 (e)(j)	67,429	67,558
Series 2004-LBN2 Class X2, 1.0435% 3/10/39 (e)(j)(l)	1,863,697	60,572
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,497,672	1,571,523
Series 2004-C1 Class A3, 4.321% 1/15/37	615,000	585,387
Series 1998-C1 Class D, 7.17% 5/17/40	580,000	619,391
Series 2004-C1 Class ASP, 0.9364% 1/15/37 (e)(j)(l)	8,969,317	285,915
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,550,000	3,683,654
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (e)	3,500,000	3,507,671
Class C1, 7.52% 5/15/06 (e)	2,300,000	2,305,264
Class D1, 7.77% 5/15/06 (e)	2,200,000	2,204,499
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 6.9704% 4/13/31 (j)	1,205,000	1,238,628
Series 2006-GG6 Class A2, 5.506% 4/10/38 (j)	840,000	842,906
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class B, 6.512% 6/15/36	490,000	513,784
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	1,050,000	957,886
Class C, 4.13% 11/20/37 (e)	1,050,000	927,831
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	630,000	601,484

	Principal Amount	Value
Series 2005-IQ9 Class X2, 1.0816% 7/15/56 (e)(j)(l)	$ 7,513,597	$ 334,423
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	530,000	678,186
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	4,200,000	4,277,789
Series 1:
Class D2, 6.992% 11/15/07 (e)	4,120,000	4,204,141
Class E2, 7.224% 11/15/07 (e)	2,450,000	2,508,379
Wachovia Bank Commercial Mortgage Trust sequential pay:
Series 2003-C6 Class A2, 4.498% 8/15/35	1,015,000	987,683
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	1,358,925	1,310,924
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,926,242)		37,162,280
Foreign Government and Government Agency Obligations - 0.2%

Israeli State 4.625% 6/15/13	230,000	216,074
United Mexican States:
5.875% 1/15/14	185,000	183,705
6.75% 9/27/34	795,000	820,838
7.5% 4/8/33	2,350,000	2,629,650
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,447,497)		3,850,267
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (j)	940,000	927,150
TOTAL PREFERRED SECURITIES (Cost $940,000)		927,150
Fixed-Income Funds - 11.6%
	Shares
Fidelity Floating Rate Central Investment Portfolio (k)	464,992	46,894,443
Fidelity High Income Central Investment Portfolio 1 (k)	1,496,200	146,238,625
Fidelity Ultra-Short Central Fund (k)	924,696	91,979,511
TOTAL FIXED-INCOME FUNDS (Cost $278,270,852)		285,112,579
Money Market Funds - 15.2%
	Shares	Value
Fidelity Cash Central Fund, 4.77% (b)	226,389,298	$ 226,389,298
Fidelity Money Market Central Fund, 4.79% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 4.83% (b)(c)	23,244,200	23,244,200
TOTAL MONEY MARKET FUNDS (Cost $373,493,660)		373,493,660
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $2,413,368,310)		2,503,017,210
NET OTHER ASSETS - (1.7)%	(40,735,426)
NET ASSETS - 100%	$ 2,462,281,784
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
444 S&P 500 Index Contracts	June 2006	$ 144,666,300	$ 1,496,280
TOTAL EQUITY INDEX CONTRACTS		$ 144,666,300	$ 1,496,280

The face value of futures purchased as a percentage of net assets - 5.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 300,000	$ 1,021
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	210,000	3,723
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	170,000	2,327
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	802,000	1,506
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 802,000	$ 1,033
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	645,000	6,086
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	465,000	3,464
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (i)	June 2010	10,000,000	(13,800)

	Expiration Date	Notional Amount	Value

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (h)

	March 2010	$ 3,472,000	$ 21,040
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (i)	June 2015	12,500,000	(30,250)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (h)	March 2015	3,472,000	22,360
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	775,000	1,883
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	$ 700,000	$ 784
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	1,000,000	1,120
TOTAL CREDIT DEFAULT SWAPS		$ 35,313,000	$ 22,297
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	3,500,000	(107,345)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	3,500,000	(140,490)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,000,000	(519,250)
Receive semi-annually a fixed rate of 5.312% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	April 2011	20,000,000	3,676
TOTAL INTEREST RATE SWAPS		$ 52,000,000	$ (763,409)

	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America

	July 2006	$ 2,500,000	$ (49,000)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Deutsche Bank	April 2006	2,500,000	(48,443)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	2,500,000	(50,289)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	12,500,000	(177,276)
TOTAL TOTAL RETURN SWAPS		$ 20,000,000	$ (325,008)
		$ 107,313,000	$ (1,066,120)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $44,842,522 or 1.8% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,361,051.
(h) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,167,707
Fidelity Floating Rate Central Investment Portfolio	757,814
Fidelity High Income Central Investment Portfolio 1	2,793,813
Fidelity Money Market Central Fund	1,392,403
Fidelity Securities Lending Cash Central Fund	34,153
Fidelity Ultra-Short Central Fund	1,101,479
Total	$ 9,247,369

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 46,624,748	$ -	$ -	$ 46,894,443	6.1%
Fidelity High Income Central Investment Portfolio 1	144,892,045	-	-	146,238,625	13.8%
Fidelity Ultra-Short Central Fund	91,970,264	-	-	91,979,511	1.2%
Total	$ 283,487,057	$ -	$ -	$ 285,112,579
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,414,688,363. Net unrealized appreciation aggregated $88,328,847, of which $122,299,158 related to appreciated investment securities and $33,970,311 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2006

1.799876.102

VIPAMG-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.6%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 0.7%
Fiat Spa (a)	17,500	$ 220,411
Toyota Motor Corp.	33,800	1,840,410
		2,060,821
Hotels, Restaurants & Leisure - 0.4%
Accor SA	1,500	86,464
Greek Organization of Football Prognostics SA	23,500	898,137
		984,601
Household Durables - 0.3%
Koninklijke Philips Electronics NV (NY Shares)	5,600	188,440
Nexity	1,600	109,833
Sharp Corp.	1,000	17,712
Sony Corp. sponsored ADR	4,100	188,887
Steinhoff International Holdings Ltd.	55,900	201,278
		706,150
Media - 0.1%
Lagardere S.C.A. (Reg.)	1,300	101,526
NTL, Inc. (a)	8,550	248,891
		350,417
Multiline Retail - 1.6%
Federated Department Stores, Inc.	36,300	2,649,900
Kohl's Corp. (a)	33,600	1,781,136
		4,431,036
Specialty Retail - 2.6%
Best Buy Co., Inc.	35,500	1,985,515
Chico's FAS, Inc. (a)	16,400	666,496
Circuit City Stores, Inc.	140,400	3,436,992
Esprit Holdings Ltd.	4,500	35,030
Yamada Denki Co. Ltd.	7,500	864,588
		6,988,621
TOTAL CONSUMER DISCRETIONARY		15,521,646
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Pernod Ricard SA	1,300	249,051
Food & Staples Retailing - 0.2%
Aeon Co. Ltd.	12,500	303,169
Shinsegae Co. Ltd.	196	89,366
		392,535
Food Products - 0.7%
Archer-Daniels-Midland Co.	54,400	1,830,560
Koninklijke Numico NV	2,200	97,330
		1,927,890
Household Products - 0.0%
Reckitt Benckiser PLC	3,400	119,662

	Shares	Value
Personal Products - 0.7%
Avon Products, Inc.	58,000	$ 1,807,860
TOTAL CONSUMER STAPLES		4,496,998
ENERGY - 10.5%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	25,900	1,771,560
Compagnie Generale de Geophysique SA (a)	1,300	189,033
Diamond Offshore Drilling, Inc.	4,100	366,950
GlobalSantaFe Corp.	33,600	2,041,200
Noble Corp.	21,900	1,776,090
Schlumberger Ltd. (NY Shares)	31,800	4,024,926
Transocean, Inc. (a)	22,100	1,774,630
		11,944,389
Oil, Gas & Consumable Fuels - 6.1%
Amerada Hess Corp.	23,900	3,403,360
Canadian Natural Resources Ltd.	6,100	339,034
EOG Resources, Inc.	18,200	1,310,400
Norsk Hydro ASA	940	130,040
OMV AG	2,900	193,977
Peabody Energy Corp.	22,800	1,149,348
Quicksilver Resources, Inc. (a)	24,000	927,840
Talisman Energy, Inc.	4,400	233,697
Total SA Series B	1,370	360,940
Ultra Petroleum Corp. (a)	43,300	2,698,023
Valero Energy Corp.	97,200	5,810,611
		16,557,270
TOTAL ENERGY		28,501,659
FINANCIALS - 11.1%
Capital Markets - 4.4%
Bear Stearns Companies, Inc.	9,700	1,345,390
Credit Suisse Group (Reg.)	1,900	106,134
Daiwa Securities Group, Inc.	6,000	80,483
Goldman Sachs Group, Inc.	13,100	2,056,176
Legg Mason, Inc.	22,900	2,870,057
Merrill Lynch & Co., Inc.	34,500	2,717,220
Nikko Cordial Corp.	19,000	314,743
TD Ameritrade Holding Corp.	92,700	1,934,649
Thomas Weisel Partners Group, Inc.	8,900	194,910
UBS AG:
(NY Shares)	3,400	373,898
(Reg.)	671	73,790
		12,067,450
Commercial Banks - 4.3%
Banca Intesa Spa	44,700	267,035
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	48,300	1,734,453
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	64,900	1,932,073
BNP Paribas SA	3,400	315,794
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Deutsche Postbank AG	1,300	$ 94,327
Finansbank AS	17,000	97,360
FirstRand Ltd.	54,900	178,088
HSBC Holdings PLC (Hong Kong) (Reg.)	7,600	127,346
Kookmin Bank sponsored ADR	1,000	85,520
Korea Exchange Bank (a)	1,050	13,293
Societe Generale Series A	2,100	315,794
Standard Bank Group Ltd.	13,200	181,552
Sumitomo Mitsui Financial Group, Inc.	255	2,816,124
Turkiye Garanti Bankasi AS	186,300	692,823
Turkiye Is Bankasi AS Series C unit	90,300	752,220
Uniao de Bancos Brasileiros SA (Unibanco) GDR	24,500	1,810,795
Unicredito Italiano Spa	25,300	183,085
		11,597,682
Consumer Finance - 1.1%
Credit Saison Co. Ltd.	3,500	193,561
LG Card Co. Ltd. (a)	880	47,369
ORIX Corp.	1,410	438,997
SLM Corp.	45,500	2,363,270
		3,043,197
Diversified Financial Services - 0.1%
ING Groep NV (Certificaten Van Aandelen)	6,800	267,920
Insurance - 0.4%
Allianz AG (Reg.)	1,400	233,660
AXA SA	8,000	279,680
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	3,100	439,502
T&D Holdings, Inc.	600	46,893
		999,735
Real Estate - 0.8%
Equity Residential (SBI)	21,200	991,948
Mitsui Fudosan Co. Ltd.	5,000	114,896
Vornado Realty Trust	10,000	960,000
		2,066,844
TOTAL FINANCIALS		30,042,828
HEALTH CARE - 10.5%
Biotechnology - 3.7%
Celgene Corp. (a)	55,900	2,471,898
Gilead Sciences, Inc. (a)	43,700	2,719,014
ImClone Systems, Inc. (a)	36,200	1,231,524
Neurocrine Biosciences, Inc. (a)	27,600	1,781,304

	Shares	Value
Theravance, Inc. (a)	2,300	$ 64,492
Vertex Pharmaceuticals, Inc. (a)	50,200	1,836,818
		10,105,050
Health Care Equipment & Supplies - 0.5%
Hologic, Inc. (a)	21,300	1,178,955
Synthes, Inc.	2,377	260,708
		1,439,663
Health Care Providers & Services - 3.8%
Aetna, Inc.	59,700	2,933,658
American Retirement Corp. (a)	25,300	648,186
Cardinal Health, Inc.	1,050	78,246
Gambro AB (A Shares)	8,200	97,885
Medco Health Solutions, Inc. (a)	38,200	2,185,804
Psychiatric Solutions, Inc. (a)	44,600	1,477,598
UnitedHealth Group, Inc.	50,300	2,809,758
		10,231,135
Pharmaceuticals - 2.5%
Allergan, Inc.	15,000	1,627,500
New River Pharmaceuticals, Inc. (a)	15,600	518,076
Novartis AG (Reg.)	6,316	350,159
Roche Holding AG (participation certificate)	3,969	590,875
Sanofi-Aventis sponsored ADR	3,900	185,055
Sepracor, Inc. (a)	37,300	1,820,613
Teva Pharmaceutical Industries Ltd. sponsored ADR	40,300	1,659,554
		6,751,832
TOTAL HEALTH CARE		28,527,680
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.7%
BAE Systems PLC	15,900	116,214
Hexcel Corp. (a)	106,700	2,344,199
L-3 Communications Holdings, Inc.	26,200	2,247,698
		4,708,111
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	12,500	1,079,875
Airlines - 3.3%
AMR Corp. (a)	111,600	3,018,780
Southwest Airlines Co.	133,300	2,398,067
UAL Corp. (a)	38,000	1,517,340
US Airways Group, Inc. (a)(d)	49,500	1,980,000
		8,914,187
Building Products - 0.0%
Pfleiderer AG (a)	4,000	104,211
Pfleiderer AG rights 4/11/06 (a)	3,800	2,348
		106,559
Commercial Services & Supplies - 0.0%
Techem AG	2,000	87,876
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
SHIMIZU Corp.	12,000	$ 87,364
Electrical Equipment - 1.0%
Rockwell Automation, Inc.	26,300	1,891,233
SolarWorld AG	400	105,083
Sumitomo Electric Industries Ltd.	11,100	175,861
Suntech Power Holdings Co. Ltd. sponsored ADR	13,300	491,967
		2,664,144
Machinery - 1.7%
Atlas Copco AB (A Shares)	2,800	78,708
Caterpillar, Inc.	42,200	3,030,382
Danaher Corp.	15,500	985,025
Fanuc Ltd.	1,100	105,874
Heidelberger Druckmaschinen AG	4,500	198,485
Metso Corp. sponsored ADR	2,400	92,472
		4,490,946
Marine - 0.2%
Kuehne & Nagel International AG	1,786	578,758
Stolt-Nielsen SA Class B sponsored ADR	1,300	39,910
		618,668
Road & Rail - 0.9%
Norfolk Southern Corp.	43,000	2,325,010
TOTAL INDUSTRIALS		25,082,740
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	29,302	634,974
Corning, Inc. (a)	69,600	1,872,936
Nortel Networks Corp. (a)	280,400	855,257
QUALCOMM, Inc.	45,000	2,277,450
Redback Networks, Inc. (a)	13,600	294,984
Sandvine Corp. (e)	22,000	42,803
Tellabs, Inc. (a)	124,100	1,973,190
		7,951,594
Computers & Peripherals - 0.6%
Komag, Inc. (a)(d)	32,400	1,542,240
Electronic Equipment & Instruments - 1.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	132,000	817,413
Hoya Corp.	4,700	189,653
Ibiden Co. Ltd.	15,700	793,569
Murata Manufacturing Co. Ltd.	2,600	176,035
Nippon Electric Glass Co. Ltd.	35,000	871,172
		2,847,842
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	1,100	429,000

	Shares	Value
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	15,600	$ 928,044
Global Payments, Inc.	17,100	906,471
Infosys Technologies Ltd.	2,749	184,177
MoneyGram International, Inc.	9,400	288,768
		2,307,460
Office Electronics - 0.1%
Canon, Inc.	800	52,840
Neopost SA	2,700	293,474
		346,314
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	75,000	2,487,000
Advanced Semiconductor Engineering, Inc.	236,000	223,214
Altera Corp. (a)	108,000	2,229,120
Applied Materials, Inc.	20,200	353,702
ASML Holding NV (NY Shares) (a)	82,700	1,684,599
ATI Technologies, Inc. (a)	9,200	158,063
Atmel Corp. (a)	206,100	972,792
Broadcom Corp. Class A (a)	51,050	2,203,318
Hittite Microwave Corp.	2,200	74,162
Lam Research Corp. (a)	38,600	1,659,800
Marvell Technology Group Ltd. (a)	34,000	1,839,400
MEMC Electronic Materials, Inc. (a)	33,000	1,218,360
Q-Cells AG	400	37,370
Samsung Electronics Co. Ltd.	510	330,692
Spansion, Inc.	131,700	1,949,160
Trident Microsystems, Inc. (a)	62,500	1,816,250
		19,237,002
Software - 0.7%
BEA Systems, Inc. (a)	153,500	2,015,455
TOTAL INFORMATION TECHNOLOGY		36,676,907
MATERIALS - 6.4%
Chemicals - 1.3%
Bayer AG	1,500	60,075
Monsanto Co.	31,500	2,669,625
Nitto Denko Corp.	3,800	322,491
Shin-Etsu Chemical Co. Ltd.	3,100	168,279
Syngenta AG sponsored ADR	6,900	193,959
Tokuyama Corp.	3,000	50,869
		3,465,298
Metals & Mining - 5.1%
Allegheny Technologies, Inc.	40,900	2,502,262
Apex Silver Mines Ltd. (a)	73,200	1,738,500
AUR Resources, Inc.	68,700	872,502
BHP Billiton Ltd. sponsored ADR	2,900	115,565
Companhia Vale do Rio Doce sponsored ADR	36,500	1,771,345
Goldcorp, Inc.	36,300	1,062,234
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	101,600	$ 1,613,408
Oregon Steel Mills, Inc. (a)	26,300	1,345,771
Phelps Dodge Corp.	25,600	2,061,568
Titanium Metals Corp. (a)	14,000	679,700
		13,762,855
TOTAL MATERIALS		17,228,153
TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services - 2.9%
America Movil SA de CV Series L sponsored ADR	81,000	2,775,060
American Tower Corp. Class A (a)	58,400	1,770,688
MTN Group Ltd.	18,000	179,547
NII Holdings, Inc. (a)	53,600	3,160,792
		7,886,087
UTILITIES - 0.1%
Electric Utilities - 0.1%
E.ON AG	3,400	373,320
TOTAL COMMON STOCKS (Cost $180,137,870)		194,338,018
Nonconvertible Bonds - 1.8%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Ford Motor Co.:
6.625% 10/1/28	$ 10,000	6,700
7.45% 7/16/31	65,000	48,263
General Motors Corp. 8.375% 7/15/33	60,000	43,950
		98,913
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	35,000	34,280
Media - 0.1%
AOL Time Warner, Inc.:
6.875% 5/1/12	5,000	5,242
7.625% 4/15/31	25,000	27,234
Comcast Corp.:
5.5% 3/15/11	25,000	24,727
6.45% 3/15/37	35,000	33,677
Cox Communications, Inc. 4.625% 6/1/13	70,000	63,745
Liberty Media Corp. 8.25% 2/1/30	55,000	53,149

	Principal Amount	Value
News America Holdings, Inc. 7.75% 12/1/45	$ 35,000	$ 37,749
News America, Inc. 6.2% 12/15/34	65,000	60,873
Time Warner Entertainment Co. LP 8.375% 7/15/33	50,000	57,551
		363,947
Multiline Retail - 0.0%
The May Department Stores Co. 6.7% 7/15/34	40,000	40,659
TOTAL CONSUMER DISCRETIONARY		537,799
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (e)	25,000	23,415
Molson Coors Capital Finance ULC 4.85% 9/22/10	40,000	38,875
		62,290
Food Products - 0.0%
H.J. Heinz Co. 6.428% 12/1/08 (e)(k)	35,000	35,618
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	30,000	29,468
TOTAL CONSUMER STAPLES		127,376
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Petronas Capital Ltd. 7% 5/22/12 (e)	55,000	58,838
Oil, Gas & Consumable Fuels - 0.2%
Amerada Hess Corp. 6.65% 8/15/11	10,000	10,459
Duke Capital LLC:
6.25% 2/15/13	50,000	51,260
6.75% 2/15/32	55,000	57,636
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	25,000	26,195
EnCana Holdings Finance Corp. 5.8% 5/1/14	35,000	35,285
Enterprise Products Operating LP 5.75% 3/1/35	25,000	22,242
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	10,000	9,475
5.8% 3/15/35	20,000	18,159
Nexen, Inc. 5.875% 3/10/35	35,000	32,626
Pemex Project Funding Master Trust:
5.75% 12/15/15	100,000	95,750
6.125% 8/15/08	50,000	50,375
6.625% 6/15/35 (e)	30,000	28,980
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
7.875% 2/1/09 (k)	$ 100,000	$ 105,100
Talisman Energy, Inc. 5.85% 2/1/37	20,000	18,801
		562,343
TOTAL ENERGY		621,181
FINANCIALS - 0.9%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 6.6% 1/15/12	125,000	131,050
Lazard Group LLC 7.125% 5/15/15	35,000	36,361
Merrill Lynch & Co., Inc. 4.25% 2/8/10	100,000	96,018
Morgan Stanley 6.6% 4/1/12	90,000	94,427
		357,856
Commercial Banks - 0.2%
Bank of America Corp. 7.4% 1/15/11	125,000	135,103
Korea Development Bank 3.875% 3/2/09	75,000	71,751
Wachovia Bank NA 4.875% 2/1/15	311,000	293,378
Wachovia Corp. 4.875% 2/15/14	25,000	23,723
		523,955
Consumer Finance - 0.1%
Capital One Bank 6.5% 6/13/13	25,000	26,014
Capital One Financial Corp. 5.5% 6/1/15	25,000	24,264
Ford Motor Credit Co. 7.375% 2/1/11	25,000	22,999
Household Finance Corp. 4.125% 11/16/09	15,000	14,368
Household International, Inc. 5.836% 2/15/08	75,000	75,513
MBNA Corp. 7.5% 3/15/12	45,000	49,486
		212,644
Diversified Financial Services - 0.1%
Citigroup, Inc. 5% 9/15/14	75,000	71,783
JPMorgan Chase & Co. 6.75% 2/1/11	100,000	105,122
JPMorgan Chase Capital XVII 5.85% 8/1/35	105,000	97,623
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	50,000	46,781
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	30,000	28,937
		350,246

	Principal Amount	Value
Insurance - 0.1%
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 60,000	$ 58,394
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	20,000	19,558
Principal Life Global Funding I 6.25% 2/15/12 (e)	25,000	25,871
Symetra Financial Corp. 6.125% 4/1/16 (e)	10,000	9,930
		113,753
Real Estate - 0.2%
Archstone Smith Operating Trust 5.25% 5/1/15	45,000	43,255
Arden Realty LP 5.25% 3/1/15	100,000	97,594
Brandywine Operating Partnership LP 5.75% 4/1/12	20,000	19,860
CarrAmerica Realty Corp.:
5.125% 9/1/11	115,000	112,959
5.5% 12/15/10	35,000	35,014
Colonial Properties Trust 5.5% 10/1/15	45,000	43,091
Developers Diversified Realty Corp.:
5% 5/3/10	20,000	19,454
5.25% 4/15/11	10,000	9,752
5.375% 10/15/12	15,000	14,601
EOP Operating LP:
4.65% 10/1/10	90,000	86,095
6.8% 1/15/09	50,000	51,503
Regency Centers LP 6.75% 1/15/12	45,000	47,207
Simon Property Group LP:
5.1% 6/15/15	30,000	28,377
5.625% 8/15/14	40,000	39,392
		648,154
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	30,000	27,872
Independence Community Bank Corp. 3.75% 4/1/14 (k)	40,000	37,930
Residential Capital Corp. 6.875% 6/30/15	10,000	10,425
Washington Mutual, Inc. 4.625% 4/1/14	100,000	91,432
		167,659
TOTAL FINANCIALS		2,374,267
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	30,000	28,922
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$ 3,323	$ 3,368
6.978% 10/1/12	8,328	8,545
7.024% 4/15/11	20,000	20,650
7.858% 4/1/13	25,000	26,606
Continental Airlines, Inc. pass thru trust certificates 6.648% 3/15/19	23,540	23,716
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	30,000	30,000
U.S. Airways pass thru trust certificates 6.85% 7/30/19	16,913	17,272
		130,157
Industrial Conglomerates - 0.0%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	10,000	10,270
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (e)	25,000	27,269
		37,539
TOTAL INDUSTRIALS		196,618
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	40,000	39,425
MATERIALS - 0.0%
Metals & Mining - 0.0%
Newmont Mining Corp. 5.875% 4/1/35	25,000	23,372
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	20,000	19,293
TOTAL MATERIALS		42,665
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T Broadband Corp. 8.375% 3/15/13	50,000	56,232
BellSouth Capital Funding Corp. 7.875% 2/15/30	25,000	28,465
British Telecommunications PLC 8.875% 12/15/30	50,000	63,964
SBC Communications, Inc.:
6.15% 9/15/34	30,000	28,489
6.45% 6/15/34	15,000	14,765
Sprint Capital Corp.:
6.875% 11/15/28	25,000	25,793
8.375% 3/15/12	25,000	28,248

	Principal Amount	Value
Telecom Italia Capital:
4.95% 9/30/14	$ 25,000	$ 23,005
5.25% 11/15/13	50,000	47,375
Verizon Global Funding Corp. 5.85% 9/15/35	50,000	44,847
Verizon New York, Inc. 6.875% 4/1/12	5,000	5,136
		366,319
Wireless Telecommunication Services - 0.0%
America Movil SA de CV:
4.125% 3/1/09	20,000	19,225
6.375% 3/1/35	45,000	42,310
AT&T Wireless Services, Inc. 7.875% 3/1/11	5,000	5,480
		67,015
TOTAL TELECOMMUNICATION SERVICES		433,334
UTILITIES - 0.2%
Electric Utilities - 0.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	30,000	29,736
Exelon Corp.:
4.9% 6/15/15	40,000	37,157
6.75% 5/1/11	30,000	31,321
FirstEnergy Corp. 6.45% 11/15/11	15,000	15,521
PPL Energy Supply LLC 5.7% 10/15/35	10,000	9,720
Progress Energy, Inc.:
5.625% 1/15/16	50,000	49,050
7.1% 3/1/11	50,000	53,030
TXU Energy Co. LLC 7% 3/15/13	80,000	83,325
		308,860
Independent Power Producers & Energy Traders - 0.0%
Constellation Energy Group, Inc. 7% 4/1/12	55,000	58,493
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
4.75% 12/15/10	30,000	28,819
5.95% 6/15/35	30,000	27,660
6.25% 6/30/12	45,000	45,802
MidAmerican Energy Holdings, Inc.:
5.875% 10/1/12	40,000	40,371
6.125% 4/1/36 (e)	40,000	39,156
		181,808
TOTAL UTILITIES		549,161
TOTAL NONCONVERTIBLE BONDS (Cost $4,991,943)		4,921,826
U.S. Government and Government Agency Obligations - 4.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.4%
Fannie Mae:
3.25% 1/15/08	$ 71,000	$ 68,812
3.25% 8/15/08	90,000	86,415
3.25% 2/15/09	270,000	256,732
3.375% 12/15/08	29,000	27,766
4.625% 5/1/13	200,000	189,977
4.75% 12/15/10	165,000	162,188
5.5% 3/15/11	35,000	35,500
6.25% 2/1/11	105,000	108,896
Freddie Mac:
4% 6/12/13	87,000	80,571
5.875% 3/21/11	170,000	173,922
Tennessee Valley Authority 5.375% 4/1/56	24,000	23,563
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,214,342
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	210,350	211,608
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	209,298	198,276
2% 1/15/14	1,019,293	995,021
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		1,404,905
U.S. Treasury Obligations - 3.6%
U.S. Treasury Bills, yield at date of purchase 4.22% to 4.54% 4/6/06 to 6/8/06 (g)	900,000	895,370
U.S. Treasury Bonds 6.25% 5/15/30	122,000	142,578
U.S. Treasury Notes:
3.375% 12/15/08	1,300,000	1,252,723
4.375% 12/15/10	25,000	24,522
4.75% 5/15/14	2,645,000	2,621,856
6.5% 2/15/10	4,500,000	4,760,685
TOTAL U.S. TREASURY OBLIGATIONS		9,697,734
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,477,749)		12,316,981
U.S. Government Agency - Mortgage Securities - 2.7%

Fannie Mae - 2.5%
3.734% 1/1/35 (k)	19,403	19,051
3.792% 6/1/34 (k)	20,346	19,677
3.825% 1/1/35 (k)	18,595	18,279
3.854% 10/1/33 (k)	89,129	87,228

	Principal Amount	Value
3.913% 5/1/34 (k)	$ 9,793	$ 9,778
3.917% 12/1/34 (k)	19,693	19,389
3.961% 1/1/35 (k)	17,864	17,597
3.988% 1/1/35 (k)	18,187	17,919
4.025% 2/1/35 (k)	18,324	18,071
4.043% 10/1/18 (k)	11,820	11,605
4.05% 1/1/35 (k)	20,493	20,197
4.09% 2/1/35 (k)	18,661	18,406
4.09% 2/1/35 (k)	19,381	19,107
4.092% 2/1/35 (k)	19,455	19,193
4.107% 2/1/35 (k)	17,507	17,283
4.11% 1/1/35 (k)	6,993	6,899
4.122% 1/1/35 (k)	18,953	18,711
4.122% 2/1/35 (k)	18,198	17,953
4.124% 1/1/35 (k)	17,304	17,080
4.155% 2/1/35 (k)	18,797	18,555
4.176% 1/1/35 (k)	16,201	16,017
4.177% 1/1/35 (k)	18,272	18,047
4.178% 11/1/34 (k)	36,036	35,637
4.22% 3/1/34 (k)	15,265	14,953
4.226% 10/1/34 (k)	63,648	62,993
4.23% 1/1/35 (k)	18,194	17,984
4.283% 8/1/33 (k)	9,995	9,874
4.284% 3/1/35 (k)	18,989	18,770
4.384% 1/1/35 (k)	18,413	18,249
4.434% 4/1/34 (k)	12,334	12,202
4.464% 8/1/34 (k)	17,794	17,515
4.481% 1/1/35 (k)	15,566	15,446
4.5% 5/1/19 to 10/1/33	1,236,740	1,153,179
4.5% 4/1/21 (f)	522,483	499,379
4.5% 4/1/21 (f)	120,000	114,694
4.5% 4/1/36 (f)	400,000	368,875
4.521% 3/1/35 (k)	22,644	22,165
4.524% 2/1/35 (k)	55,788	55,025
4.536% 2/1/35 (k)	17,915	17,783
4.545% 7/1/35 (k)	21,420	21,209
4.667% 11/1/34 (k)	19,184	18,893
4.683% 3/1/35 (k)	25,146	25,004
4.73% 7/1/34 (k)	15,997	15,788
4.801% 12/1/32 (k)	17,733	17,668
5% 7/1/18	586,032	572,571
5% 4/1/36 (f)	356,171	339,030
5.079% 9/1/34 (k)	28,068	27,895
5.221% 5/1/35 (k)	43,554	43,338
5.5% 4/1/16 to 9/1/34	1,801,714	1,772,072
5.5% 4/1/36 (f)	400,000	390,375
6% 4/1/13 to 4/1/33	270,800	272,448
6.5% 5/1/17 to 1/1/33	472,520	483,362
6.5% 4/1/36 (f)	30,447	31,049
7.5% 5/1/24 to 2/1/28	26,974	28,351
TOTAL FANNIE MAE		6,959,818
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 0.1%
4.055% 12/1/34 (k)	$ 17,476	$ 17,176
4.106% 12/1/34 (k)	17,246	16,968
4.159% 1/1/35 (k)	14,349	14,132
4.294% 5/1/35 (k)	20,187	19,917
4.361% 3/1/35 (k)	22,347	21,730
4.38% 2/1/35 (k)	20,413	19,863
4.446% 3/1/35 (k)	23,144	22,524
4.486% 3/1/35 (k)	30,004	29,510
5.009% 4/1/35 (k)	18,956	18,870
6% 5/1/33	38,444	38,565
7.5% 8/1/28	4,703	4,951
TOTAL FREDDIE MAC		224,206
Government National Mortgage Association - 0.1%
6.5% 8/15/27	58,821	61,294
7% 7/15/28 to 7/15/32	69,869	72,941
7.5% 1/15/26 to 8/15/28	41,820	44,255
8.5% 11/15/30	19,620	20,815
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		199,305
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,477,254)		7,383,329
Asset-Backed Securities - 0.3%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.2181% 11/25/50 (k)	11,107	11,121
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class B1, 5.2% 3/6/11	5,000	4,992
Class C1, 5.28% 11/6/11	20,000	19,894
Ameriquest Mortgage Securities, Inc. Series 2004-R2 Class M1, 5.2481% 4/25/34 (k)	5,000	5,000
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.9181% 1/25/32 (k)	2,653	2,662
Argent Securities, Inc. Series 2004-W5 Class M1, 5.4181% 4/25/34 (k)	15,000	15,018
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	10,000	9,957
Class B, 5.26% 10/15/10	10,000	9,927
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	40,000	38,502
CDC Mortgage Capital Trust Series 2004-HE2 Class M2, 6.0181% 7/26/34 (k)	10,000	10,092

	Principal Amount	Value
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (e)	$ 10,670	$ 10,466
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	30,000	29,925
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	39,000	38,123
Series 2006-B2 Class B2, 5.15% 3/7/11	20,000	19,881
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	25,000	24,940
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.3181% 5/25/34 (k)	25,000	25,082
Series 2004-4:
Class A, 5.1881% 8/25/34 (k)	6,183	6,189
Class M1, 5.2981% 7/25/34 (k)	25,000	25,139
Class M2, 5.3481% 6/25/34 (k)	15,000	15,057
Series 2005-1:
Class MV1, 5.2181% 7/25/35 (k)	25,000	25,046
Class MV2, 5.2581% 7/25/35 (k)	25,000	25,073
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	32,000	30,863
Class C, 5.074% 6/15/35 (e)	29,000	27,942
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	25,000	24,910
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.3681% 1/25/34 (k)	25,000	25,169
Class M2, 5.9681% 1/25/34 (k)	25,000	25,327
Series 2005-A:
Class M1, 5.2481% 1/25/35 (k)	25,000	25,135
Class M2, 5.2781% 1/25/35 (k)	25,000	25,108
Class M3, 5.3081% 1/25/35 (k)	25,000	25,137
Class M4, 5.4981% 1/25/35 (k)	25,000	25,238
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.03% 1/20/35 (k)	7,016	7,024
Class M2, 5.06% 1/20/35 (k)	7,016	7,033
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	$ 20,000	$ 19,958
Series 2006-1:
Class A3, 5.13% 6/15/10	5,000	4,993
Class B, 5.29% 11/15/12	5,000	4,991
Class C, 5.34% 11/15/12	5,000	4,991
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 5.3481% 6/25/34 (k)	25,000	25,049
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 5.8681% 11/25/32 (k)	9,360	9,400
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (m)	50,000	11,290
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.3381% 1/25/35 (k)	25,000	25,112
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (e)	45,000	44,902
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	55,000	53,995
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	20,000	19,929
TOTAL ASSET-BACKED SECURITIES (Cost $849,727)		845,582
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.2%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.1481% 5/25/35 (k)	12,479	12,439
Series 2005-2 Class 6A2, 5.0981% 6/25/35 (k)	11,197	11,208
Series 2005-3 Class 8A2, 5.0581% 7/25/35 (k)	32,992	33,054
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6134% 6/25/35 (k)	25,000	24,297
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.0981% 1/25/35 (k)	25,114	25,154

	Principal Amount	Value
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.1881% 4/25/34 (k)	$ 4,188	$ 4,192
Series 2004-AR5 Class 11A2, 5.1881% 6/25/34 (k)	7,176	7,163
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.2569% 12/20/54 (e)(k)	100,000	99,949
Impac CMB Trust floater Series 2005-1:
Class M1, 5.2781% 4/25/35 (k)	16,813	16,844
Class M2, 5.3181% 4/25/35 (k)	16,813	16,842
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9645% 11/25/35 (k)	10,000	9,778
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 4.9706% 9/26/45 (e)(k)	28,992	29,024
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 5.2138% 2/25/30 (k)	23,906	23,921
Series 2005-B Class A2, 4.79% 7/25/30 (k)	22,277	22,245
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.1081% 7/25/35 (k)	21,364	21,384
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.97% 2/20/35 (k)	17,183	17,165
Series 2005-2 Class A2, 5.19% 3/20/35 (k)	18,656	18,650
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.0881% 10/25/35 (k)	34,133	34,065
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1893% 10/20/35 (k)	5,000	4,935
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (k)	38,736	37,821
Series 2005-AR12 Class 2A6, 4.3204% 7/25/35 (k)	43,394	42,210
Series 2005-AR4 Class 2A2, 4.5302% 4/25/35 (k)	38,135	37,119
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (k)	19,889	19,551
TOTAL PRIVATE SPONSOR		569,010
U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	100,000	102,241
Series 1999-57 Class PH, 6.5% 12/25/29	100,000	101,672
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.0681% 10/25/35 (k)	$ 112,559	$ 112,151
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	100,000	96,292
TOTAL U.S. GOVERNMENT AGENCY		412,356
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $974,167)		981,366
Commercial Mortgage Securities - 0.4%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	5,452	5,523
Series 1997-D5:
Class A2, 7.0733% 2/14/43 (k)	20,000	21,195
Class A3, 7.1233% 2/14/43 (k)	20,000	20,769
Banc of America Large Loan, Inc. Series 2006-ESH Class C, 5.85% 7/14/11 (e)(k)	100,000	99,592
Bank of America Large Loan, Inc. floater Series 2005-MIB1:
Class C, 5.0588% 3/15/22 (e)(k)	5,000	4,997
Class D, 5.1088% 3/15/22 (e)(k)	5,000	4,997
Class F, 5.2188% 3/15/22 (e)(k)	5,000	4,997
Class G, 5.2788% 3/15/22 (e)(k)	5,000	4,997
Bayview Commercial Asset Trust floater Series 2004-3 Class A1, 5.1881% 1/25/35 (e)(k)	43,281	43,389
COMM:
floater Series 2002-FL7 Class D, 5.3188% 11/15/14 (e)(k)	2,286	2,290
Series 2004-LBN2 Class X2, 1.0435% 3/10/39 (e)(k)(m)	54,949	1,786
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 4.9988% 11/15/17 (e)(k)	14,997	14,995
Class E, 5.1388% 11/15/17 (e)(k)	4,999	4,997
Class F, 5.1988% 11/15/17 (e)(k)	4,999	4,999

	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	$ 49,922	$ 52,384
Series 2004-C1 Class A3, 4.321% 1/15/37	20,000	19,037
Series 1998-C1 Class D, 7.17% 5/17/40	15,000	16,019
Series 2004-C1 Class ASP, 0.9364% 1/15/37 (e)(k)(m)	265,125	8,451
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	120,000	124,518
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 6.9704% 4/13/31 (k)	45,000	46,256
Series 2006-GG6 Class A2, 5.506% 4/10/38 (k)	25,000	25,087
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class B, 6.512% 6/15/36	20,000	20,971
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (e)	100,000	91,227
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	20,000	19,095
Series 2005-IQ9 Class X2, 1.0816% 7/15/56 (e)(k)(m)	239,692	10,668
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	20,000	25,591
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 11/15/07 (e)	140,000	142,859
Class E2, 7.224% 11/15/07 (e)	100,000	102,383
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	30,000	29,193
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $970,182)		973,262
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States:
5.875% 1/15/14	5,000	4,965
6.75% 9/27/34	25,000	25,813
7.5% 4/8/33	100,000	111,900
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $124,960)		142,678
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (k)	$ 100,000	$ 98,633
TOTAL PREFERRED SECURITIES (Cost $100,000)		98,633
Fixed-Income Funds - 11.1%
	Shares
Fidelity Floating Rate Central Investment Portfolio (l)	49,778	5,020,111
Fidelity High Income Central Investment Portfolio 1 (l)	227,807	22,265,821
Fidelity Ultra-Short Central Fund (l)	28,142	2,799,285
TOTAL FIXED-INCOME FUNDS (Cost $29,261,290)		30,085,217
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 4.77% (b)	21,411,638	21,411,638
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	3,905,750	3,905,750
TOTAL MONEY MARKET FUNDS (Cost $25,317,388)		25,317,388
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $262,682,530)	277,404,280
NET OTHER ASSETS - (2.2)%	(5,924,796)
NET ASSETS - 100%	$ 271,479,484
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
53 S&P 500 Index Contracts	June 2006	$ 17,268,725	$ 178,610
TOTAL EQUITY INDEX CONTRACTS		$ 17,268,725	$ 178,610

The face value of futures purchased as a percentage of net assets - 6.4%
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34

	Dec. 2034	$ 10,000	$ 177
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	10,000	137
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	29,000	54
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	29,000	37
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 25,000	$ 236
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Morgan Stanley, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (i)	June 2010	500,000	(690)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (j)	Dec. 2010	700,000	1,701
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (h)	March 2010	74,400	451
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (h)	March 2015	74,400	479

	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	$ 20,000	$ 22
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	25,000	28
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	15,000	112
TOTAL CREDIT DEFAULT SWAPS		$ 1,511,800	$ 2,744
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	75,000	(2,300)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	75,000	(3,011)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	900,000	(18,693)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	$ 500,000	$ (15,940)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	250,000	900
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	(1,940)
TOTAL INTEREST RATE SWAPS		$ 2,800,000	$ (40,984)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Deutsche Bank	April 2006	75,000	(1,453)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	500,000	(10,058)

	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Citibank	April 2006	$ 105,000	$ (1,124)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	200,000	(2,836)
TOTAL TOTAL RETURN SWAPS		$ 880,000	$ (15,471)
		$ 5,191,800	$ (53,711)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,220,409 or 0.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $895,370.
(h) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(j) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 377,791
Fidelity Floating Rate Central Investment Portfolio	81,125
Fidelity High Income Central Investment Portfolio 1	425,377
Fidelity Securities Lending Cash Central Fund	4,887
Fidelity Ultra-Short Central Fund	33,522
Total	$ 922,702

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 4,991,240	$ -	$ -	$ 5,020,111	0.7%
Fidelity High Income Central Investment Portfolio 1	22,060,795	-	-	22,265,821	2.1%
Fidelity Ultra-Short Central Fund	2,799,003	-	-	2,799,285	0.0%
Total	$ 29,851,038	$ -	$ -	$ 30,085,217
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $262,793,700. Net unrealized appreciation aggregated $14,610,580, of which $18,002,747 related to appreciated investment securities and $3,392,167 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

March 31, 2006

1.799865.102

VIPCON-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Automobiles - 0.7%
General Motors Corp.	131,900	$ 2,805,513
Honda Motor Co. Ltd.	192,700	11,931,984
Hyundai Motor Co.	21,100	1,774,259
Toyota Motor Corp.	1,987,300	108,208,484
		124,720,240
Distributors - 0.1%
Li & Fung Ltd.	4,040,000	9,111,823
Diversified Consumer Services - 0.1%
Education Management Corp. (a)	245,300	10,204,480
Laureate Education, Inc. (a)	223,791	11,945,964
		22,150,444
Hotels, Restaurants & Leisure - 2.1%
Ambassadors Group, Inc.	556,599	14,137,615
Aristocrat Leisure Ltd. (d)	3,027,304	29,866,749
Boyd Gaming Corp.	74,100	3,700,554
Chipotle Mexican Grill, Inc. Class A	51,550	2,855,355
Cosi, Inc. (a)	229,600	2,523,304
Domino's Pizza, Inc.	441,500	12,604,825
Four Seasons Hotels, Inc. (ltd. vtg.)	71,500	3,625,516
Gaylord Entertainment Co. (a)	52,827	2,397,289
Kerzner International Ltd. (a)	119,900	9,330,618
Las Vegas Sands Corp. (a)	687,200	38,936,752
Life Time Fitness, Inc. (a)	207,282	9,711,162
McDonald's Corp.	50,500	1,735,180
Panera Bread Co. Class A (a)	943,036	70,897,446
Penn National Gaming, Inc. (a)	200,331	8,449,962
Ruth's Chris Steak House, Inc.	17,095	407,032
Starbucks Corp. (a)	1,596,700	60,099,788
Station Casinos, Inc.	808,600	64,178,582
Texas Roadhouse, Inc. Class A (a)	364,812	6,234,637
The Cheesecake Factory, Inc. (a)	258,136	9,667,193
Tim Hortons, Inc.	100,300	2,662,965
Wendy's International, Inc.	27,500	1,706,650
William Hill PLC	1,906,742	19,857,220
Wynn Resorts Ltd. (a)(d)	226,815	17,430,733
		393,017,127
Household Durables - 0.5%
Garmin Ltd. (d)	205,500	16,322,865
Matsushita Electric Industrial Co. Ltd.	1,050,900	23,266,926
Sharp Corp.	499,000	8,838,423
Sony Corp.	767,700	35,367,939
		83,796,153
Internet & Catalog Retail - 0.1%
Coldwater Creek, Inc. (a)	290,900	8,087,020
NutriSystem, Inc. (a)	66,013	3,136,938
VistaPrint Ltd.	299,800	8,949,030
		20,172,988

	Shares	Value
Leisure Equipment & Products - 0.0%
Aruze Corp.	87,300	$ 2,002,379
Media - 1.0%
Central European Media Enterprises Ltd. Class A (a)	25,300	1,735,833
Citadel Broadcasting Corp.	369,744	4,100,461
Harte-Hanks, Inc.	187,500	5,128,125
Interactive Data Corp.	252,400	5,931,400
McGraw-Hill Companies, Inc.	525,760	30,294,291
Pixar (a)	953,145	61,134,720
Reuters Group PLC	686,600	4,729,163
Sirius Satellite Radio, Inc. (a)(d)	4,299,400	21,840,952
The Walt Disney Co.	1,662,698	46,372,647
The Weinstein Co. Holdings, LLC Class A-1 (f)	11,499	11,499,000
		192,766,592
Multiline Retail - 0.5%
JCPenney Co., Inc.	213,100	12,873,371
Kohl's Corp. (a)	34,800	1,844,748
Marks & Spencer Group PLC	4,967,353	48,020,592
Next PLC	284,800	8,163,215
Target Corp.	516,540	26,865,245
The Bon-Ton Stores, Inc.	65,640	2,123,454
		99,890,625
Specialty Retail - 1.4%
Best Buy Co., Inc.	804,350	44,987,296
Charlotte Russe Holding, Inc. (a)	36,997	791,736
Chico's FAS, Inc. (a)	111,065	4,513,682
Circuit City Stores, Inc.	954,700	23,371,056
Gymboree Corp. (a)	75,100	1,955,604
Inditex SA	46,500	1,794,632
Office Depot, Inc. (a)	1,832,000	68,223,680
Staples, Inc.	1,855,500	47,352,360
TJX Companies, Inc.	1,790,500	44,440,210
Tractor Supply Co. (a)	147,601	9,791,850
Volcom, Inc.	16,400	582,692
Wet Seal, Inc. Class A (a)	1,141,500	7,590,975
Zumiez, Inc.	20,500	1,252,550
		256,648,323
Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	963,711	7,759,502
Carter's, Inc. (a)	4,700	317,203
Coach, Inc. (a)	782,948	27,074,342
Delta Woodside Industries, Inc. (a)	22,175	5,100
Phillips-Van Heusen Corp.	73,700	2,816,077
Polo Ralph Lauren Corp. Class A	122,500	7,424,725
Puma AG	13,800	5,225,003
		50,621,952
TOTAL CONSUMER DISCRETIONARY		1,254,898,646
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.1%
Beverages - 1.5%
Diageo PLC sponsored ADR	923,400	$ 58,571,262
Hansen Natural Corp. (a)	43,496	5,482,671
InBev SA	65,817	3,086,470
PepsiCo, Inc.	2,302,780	133,077,656
The Coca-Cola Co.	1,657,000	69,378,590
		269,596,649
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	31,700	1,716,872
Kroger Co.	170,900	3,479,524
Tesco PLC	2,688,890	15,414,317
Wal-Mart de Mexico SA de CV Series V	3,861,996	10,209,436
Wal-Mart Stores, Inc.	36,500	1,724,260
Walgreen Co.	535,390	23,091,371
Whole Foods Market, Inc.	278,724	18,518,423
		74,154,203
Food Products - 0.9%
Goodman Fielder Ltd.	2,202,500	3,437,598
Groupe Danone	221,440	27,128,155
Hain Celestial Group, Inc. (a)	38,800	1,016,172
Hershey Co.	744,000	38,859,120
Nestle SA (Reg.)	117,967	35,015,515
Sara Lee Corp.	580,200	10,373,976
TreeHouse Foods, Inc. (a)	415,530	11,032,322
Wm. Wrigley Jr. Co.	594,600	38,054,400
		164,917,258
Household Products - 1.7%
Colgate-Palmolive Co.	883,600	50,453,560
Procter & Gamble Co.	4,752,309	273,828,045
		324,281,605
Personal Products - 0.6%
Avon Products, Inc.	2,898,846	90,357,030
Herbalife Ltd. (a)	488,000	16,479,760
		106,836,790
TOTAL CONSUMER STAPLES		939,786,505
ENERGY - 10.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	260,200	17,797,680
FMC Technologies, Inc. (a)	43,800	2,243,436
Halliburton Co.	441,600	32,245,632
Schlumberger Ltd. (NY Shares)	2,190,600	277,264,242
Smith International, Inc.	1,127,950	43,944,932
		373,495,922
Oil, Gas & Consumable Fuels - 8.7%
Addax Petroleum Corp.	255,000	6,114,584
Apache Corp.	33,280	2,180,173
BG Group PLC sponsored ADR	329,400	20,656,674
Bill Barrett Corp. (a)	6,800	221,612

	Shares	Value
Blackrock Ventures, Inc. (a)	2,707,100	$ 32,340,537
BP PLC sponsored ADR	886,432	61,110,622
Canadian Natural Resources Ltd.	350,900	19,502,792
Canadian Oil Sands Trust unit	355,000	50,953,156
China Petroleum & Chemical Corp. sponsored ADR (d)	187,540	10,944,834
CONSOL Energy, Inc.	266,500	19,763,640
Devon Energy Corp.	89,200	5,456,364
EnCana Corp.	8,444,484	394,128,952
EOG Resources, Inc.	1,359,300	97,869,600
Exxon Mobil Corp.	2,122,700	129,187,522
Foundation Coal Holdings, Inc.	171,300	7,047,282
Gastar Exploration Ltd. (a)	398,900	1,697,810
Goodrich Petroleum Corp. (a)	17,000	459,000
Highpine Oil & Gas Ltd.	329,000	6,550,698
Imperial Oil Ltd.	96,700	10,412,827
Mariner Energy, Inc. (a)(e)	438,717	8,998,086
Murphy Oil Corp.	2,516,800	125,386,976
Noble Energy, Inc.	302,224	13,273,678
Peabody Energy Corp.	637,300	32,126,293
PetroChina Co. Ltd. sponsored ADR	676,300	70,977,685
Petroleo Brasileiro SA Petrobras sponsored ADR	284,200	24,631,614
Quicksilver Resources, Inc. (a)	290,000	11,211,400
Sasol Ltd. sponsored ADR (d)	475,000	17,969,250
Suncor Energy, Inc.	362,300	27,809,325
Talisman Energy, Inc.	769,600	40,875,732
Total SA sponsored ADR	438,369	57,746,348
Ultra Petroleum Corp. (a)	211,050	13,150,526
Valero Energy Corp.	3,937,080	235,358,642
Western Oil Sands, Inc. Class A (a)	597,900	16,584,723
XTO Energy, Inc.	728,200	31,727,674
		1,604,426,631
TOTAL ENERGY		1,977,922,553
FINANCIALS - 17.5%
Capital Markets - 1.5%
Charles Schwab Corp.	2,172,739	37,392,838
Goldman Sachs Group, Inc.	709,900	111,425,904
Lazard Ltd. Class A	195,800	8,664,150
Lehman Brothers Holdings, Inc.	677,000	97,846,810
Merrill Lynch & Co., Inc.	110,200	8,679,352
Nomura Holdings, Inc.	254,900	5,651,133
Nuveen Investments, Inc. Class A	109,200	5,257,980
		274,918,167
Commercial Banks - 3.1%
Allied Irish Banks PLC	1,899,700	45,098,878
Anglo Irish Bank Corp. PLC	2,911,682	47,983,937
Australia & New Zealand Banking Group Ltd.	187,600	3,559,274
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	481,500	$ 14,334,255
Bank of America Corp.	268,600	12,232,044
Commerce Bancorp, Inc., New Jersey (d)	293,100	10,742,115
Compass Bancshares, Inc.	116,800	5,911,248
HSBC Holdings PLC sponsored ADR	185,517	15,542,614
Kookmin Bank sponsored ADR	19,500	1,667,640
M&T Bank Corp.	880,000	100,443,200
National Australia Bank Ltd.	211,100	5,680,700
PNC Financial Services Group, Inc.	69,100	4,651,121
Royal Bank of Scotland Group PLC	1,484,400	48,297,655
Shinhan Financial Group Co. Ltd.	170,180	7,619,215
Standard Chartered PLC (United Kingdom)	248,000	6,169,245
Uniao de Bancos Brasileiros SA (Unibanco) GDR	455,200	33,643,832
Wells Fargo & Co.	2,997,300	191,437,551
Zions Bancorp	166,700	13,791,091
		568,805,615
Consumer Finance - 1.5%
American Express Co.	2,655,350	139,538,643
SLM Corp.	2,711,800	140,850,892
		280,389,535
Diversified Financial Services - 0.7%
JPMorgan Chase & Co.	1,128,000	46,969,920
Moody's Corp.	1,128,500	80,642,610
		127,612,530
Insurance - 8.8%
ACE Ltd.	526,400	27,378,064
Admiral Group PLC	1,999,300	21,810,967
AFLAC, Inc.	696,700	31,442,071
Allstate Corp.	2,338,900	121,880,079
American International Group, Inc.	2,839,114	187,637,044
Assurant, Inc.	990,050	48,759,963
Axis Capital Holdings Ltd.	1,084,000	32,411,600
Berkshire Hathaway, Inc. Class A (a)	4,411	398,533,850
Everest Re Group Ltd.	1,102,080	102,901,210
Genworth Financial, Inc. Class A (non-vtg.)	1,283,200	42,897,376
HCC Insurance Holdings, Inc.	153,450	5,340,060
Jefferson-Pilot Corp.	35,300	1,974,682
Lincoln National Corp.	286,600	15,645,494
Loews Corp.	435,400	44,062,480
Markel Corp. (a)	18,550	6,263,964
Mercury General Corp.	141,000	7,740,900
MetLife, Inc.	2,196,000	106,220,520
MetLife, Inc. unit	909,684	24,406,822
Montpelier Re Holdings Ltd.	342,100	5,576,230
Progressive Corp.	452,900	47,219,354
Prudential Financial, Inc.	1,250,800	94,823,148
RenaissanceRe Holdings Ltd.	118,665	5,176,167

	Shares	Value
RLI Corp.	189,300	$ 10,846,890
StanCorp Financial Group, Inc.	321,200	17,380,132
The Chubb Corp.	785,000	74,920,400
The St. Paul Travelers Companies, Inc.	691,400	28,893,606
W.R. Berkley Corp.	1,039,375	60,346,113
White Mountains Insurance Group Ltd.	53,567	31,845,582
Zenith National Insurance Corp.	252,600	12,157,638
		1,616,492,406
Real Estate - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	763,300	61,598,310
CBL & Associates Properties, Inc.	436,642	18,535,453
Equity Residential (SBI)	229,600	10,742,984
General Growth Properties, Inc.	142,400	6,959,088
Mitsui Fudosan Co. Ltd.	496,000	11,397,698
Simon Property Group, Inc.	20,000	1,682,800
Vornado Realty Trust	289,400	27,782,400
		138,698,733
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	141,700	4,387,032
Freddie Mac	544,000	33,184,000
Golden West Financial Corp., Delaware	2,440,200	165,689,580
Hudson City Bancorp, Inc.	469,000	6,233,010
		209,493,622
TOTAL FINANCIALS		3,216,410,608
HEALTH CARE - 12.2%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (a)	63,800	2,259,796
Amgen, Inc. (a)	181,847	13,229,369
Amylin Pharmaceuticals, Inc. (a)	484,836	23,732,722
Anadys Pharmaceuticals, Inc. (a)	486,200	7,832,682
Arena Pharmaceuticals, Inc. (a)	839,600	15,205,156
Celgene Corp. (a)	1,292,300	57,145,506
Exelixis, Inc. (a)	314,388	3,775,800
Genentech, Inc. (a)	5,467,000	462,016,170
Gilead Sciences, Inc. (a)	1,502,099	93,460,600
MannKind Corp. (a)(d)	341,873	6,987,884
MannKind Corp. (a)	433,653	8,863,867
MannKind Corp. warrants 8/3/10 (a)(f)	86,731	1,087,986
Medarex, Inc. (a)	975,736	12,899,230
Myogen, Inc. (a)	247,124	8,953,303
PDL BioPharma, Inc. (a)	230,600	7,563,680
Renovis, Inc. (a)	74,400	1,586,208
Seattle Genetics, Inc. (a)	490,700	2,532,012
Tanox, Inc. (a)	296,123	5,750,709
Techne Corp. (a)	149,979	9,019,737
Theravance, Inc. (a)	334,900	9,390,596
ViaCell, Inc. (a)	196,800	1,084,368
		754,377,381
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	291,100	$ 30,350,086
Becton, Dickinson & Co.	229,100	14,107,978
Boston Scientific Corp. (a)	327,700	7,553,485
C.R. Bard, Inc.	322,200	21,848,382
Conceptus, Inc. (a)	353,013	4,628,000
DENTSPLY International, Inc.	1,012,562	58,880,480
Gen-Probe, Inc. (a)	578,100	31,864,872
Intuitive Surgical, Inc. (a)	269,196	31,765,128
IRIS International, Inc. (a)	71,500	1,117,545
Kyphon, Inc. (a)	738,700	27,479,640
NeuroMetrix, Inc. (a)	87,600	3,411,144
NMT Medical, Inc. (a)(d)	12,767	206,570
Nobel Biocare Holding AG (Switzerland)	50,051	11,142,279
NuVasive, Inc. (a)	315,937	5,955,412
ResMed, Inc. (a)	280,400	12,331,992
St. Jude Medical, Inc. (a)	3,210,852	131,644,932
Thermo Electron Corp. (a)	1,447,100	53,672,939
Varian Medical Systems, Inc. (a)	42,600	2,392,416
Viasys Healthcare, Inc. (a)	230,700	6,939,456
		457,292,736
Health Care Providers & Services - 3.4%
Aetna, Inc.	5,093,200	250,279,848
Caremark Rx, Inc. (a)	187,700	9,231,086
Cerner Corp. (a)	211,700	10,045,165
Covance, Inc. (a)	125,500	7,373,125
Eclipsys Corp. (a)	233,200	5,505,852
Health Net, Inc. (a)	665,400	33,815,628
Healthspring, Inc.	218,800	4,071,868
Patterson Companies, Inc. (a)	2,283,704	80,386,381
Pharmaceutical Product Development, Inc.	52,600	1,820,486
UnitedHealth Group, Inc.	2,739,760	153,042,994
VCA Antech, Inc. (a)	226,800	6,459,264
Vital Images, Inc. (a)	110,072	3,751,254
WellPoint, Inc. (a)	752,200	58,242,846
		624,025,797
Pharmaceuticals - 2.2%
Allergan, Inc.	80,400	8,723,400
Aspreva Pharmaceuticals Corp.	339,100	8,439,022
Barr Pharmaceuticals, Inc. (a)	174,000	10,958,520
Cardiome Pharma Corp. (a)	137,100	1,750,587
Forest Laboratories, Inc. (a)	140,400	6,266,052
GlaxoSmithKline PLC sponsored ADR	176,600	9,237,946
Johnson & Johnson	44,200	2,617,524
Merck & Co., Inc.	427,800	15,071,394
New River Pharmaceuticals, Inc. (a)	101,800	3,380,778
Novartis AG sponsored ADR	1,345,900	74,616,696
Roche Holding AG (participation certificate)	1,460,712	217,459,886

	Shares	Value
Sanofi-Aventis sponsored ADR	620,189	$ 29,427,968
Teva Pharmaceutical Industries Ltd. sponsored ADR	719,684	29,636,587
		417,586,360
TOTAL HEALTH CARE		2,253,282,274
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.8%
Armor Holdings, Inc. (a)	66,100	3,852,969
L-3 Communications Holdings, Inc.	267,700	22,965,983
Lockheed Martin Corp.	1,248,635	93,809,948
Northrop Grumman Corp.	203,200	13,876,528
United Technologies Corp.	188,700	10,938,939
		145,444,367
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	2,746,564	134,828,827
EGL, Inc. (a)	32,092	1,444,140
Expeditors International of Washington, Inc.	41,540	3,588,641
FedEx Corp.	141,100	15,935,834
United Parcel Service, Inc. Class B	255,600	20,289,528
UTI Worldwide, Inc.	289,428	9,145,925
		185,232,895
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	400,076	5,925,126
Ryanair Holdings PLC sponsored ADR (a)	1,292,451	70,697,070
Southwest Airlines Co.	1,186,200	21,339,738
		97,961,934
Building Products - 0.0%
Asahi Glass Co. Ltd.	165,000	2,465,574
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	858,750	25,367,475
Equifax, Inc.	113,900	4,241,636
Monster Worldwide, Inc. (a)	391,176	19,504,035
Resources Connection, Inc. (a)	328,652	8,186,721
Robert Half International, Inc.	692,505	26,737,618
The Brink's Co.	150,400	7,634,304
		91,671,789
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	602,020	52,219,215
URS Corp. (a)	257,900	10,380,475
		62,599,690
Electrical Equipment - 1.0%
Cooper Industries Ltd. Class A	1,161,953	100,973,716
Evergreen Solar, Inc. (a)	180,600	2,781,240
Franklin Electric Co., Inc.	20,500	1,120,325
Motech Industries, Inc.	936,515	23,514,941
NEOMAX Co. Ltd.	202,000	6,126,152
Roper Industries, Inc.	171,300	8,330,319
SolarWorld AG	43,200	11,348,960
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Suntech Power Holdings Co. Ltd. sponsored ADR	409,800	$ 15,158,502
Ultralife Batteries, Inc. (a)(d)	306,920	3,943,922
		173,298,077
Industrial Conglomerates - 0.9%
3M Co.	1,659,408	125,600,592
General Electric Co.	52,500	1,825,950
Hutchison Whampoa Ltd.	2,489,000	22,823,679
Siemens AG sponsored ADR	100,600	9,372,902
Walter Industries, Inc.	40,800	2,718,096
		162,341,219
Machinery - 3.0%
A.S.V., Inc. (a)(d)	326,328	10,514,288
Bucyrus International, Inc. Class A	386,100	18,606,159
Caterpillar, Inc.	1,207,897	86,739,084
Cummins, Inc.	329,300	34,609,430
Danaher Corp.	3,126,960	198,718,308
Deere & Co.	43,800	3,462,390
IDEX Corp.	667,312	34,813,667
Joy Global, Inc.	1,297,389	77,544,941
Oshkosh Truck Co.	61,000	3,796,640
PACCAR, Inc.	1,147,643	80,885,879
		549,690,786
Marine - 0.0%
American Commercial Lines, Inc.	143,305	6,763,996
Road & Rail - 0.7%
Canadian National Railway Co.	1,315,600	59,622,807
Heartland Express, Inc.	480,868	10,478,114
Knight Transportation, Inc.	548,180	10,826,555
Landstar System, Inc.	759,144	33,493,433
Norfolk Southern Corp.	247,000	13,355,290
		127,776,199
Trading Companies & Distributors - 0.3%
Fastenal Co.	625,853	29,627,881
Mitsui & Co. Ltd.	1,436,000	20,762,621
		50,390,502
TOTAL INDUSTRIALS		1,655,637,028
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.1%
CommScope, Inc. (a)	80,100	2,286,855
Comverse Technology, Inc. (a)	526,327	12,384,474
Corning, Inc. (a)	1,050,200	28,260,882
CSR PLC (a)	308,061	6,421,778
ECI Telecom Ltd. (a)	728,700	8,256,171
F5 Networks, Inc. (a)	176,838	12,818,987
Harris Corp.	267,200	12,635,888

	Shares	Value
InterDigital Communication Corp. (a)	112,900	$ 2,768,308
JDS Uniphase Corp. (a)	256,840	1,071,023
Motorola, Inc.	2,519,738	57,727,198
Nokia Corp. sponsored ADR	1,217,400	25,224,528
Nortel Networks Corp. (a)	10,113,000	30,845,971
QUALCOMM, Inc.	3,207,000	162,306,270
Research In Motion Ltd. (a)	43,900	3,726,392
Sycamore Networks, Inc. (a)	340,300	1,599,410
Tellabs, Inc. (a)	591,000	9,396,900
		377,731,035
Computers & Peripherals - 2.7%
Apple Computer, Inc. (a)	3,248,063	203,718,511
Hewlett-Packard Co.	6,175,000	203,157,500
Logitech International SA sponsored ADR (a)	79,400	3,156,944
Network Appliance, Inc. (a)	1,250,000	45,037,500
Seagate Technology	1,331,700	35,063,661
Sun Microsystems, Inc. (a)	1,837,100	9,424,323
		499,558,439
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	445,000	16,709,750
Amphenol Corp. Class A	592,160	30,898,909
FLIR Systems, Inc. (a)	779,149	22,135,623
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,058,113	43,707,525
Itron, Inc. (a)	174,900	10,467,765
Mettler-Toledo International, Inc. (a)	290,500	17,528,770
National Instruments Corp.	581,123	18,956,232
		160,404,574
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	1,768,983	58,181,851
Equinix, Inc. (a)	36,200	2,324,764
Google, Inc. Class A (sub. vtg.) (a)	1,541,499	601,184,604
iVillage, Inc. (a)	1,107,313	9,312,502
NetEase.com, Inc. sponsored ADR (a)(d)	428,300	10,510,482
WebSideStory, Inc. (a)	339,658	5,838,721
Yahoo!, Inc. (a)	6,084,886	196,298,422
		883,651,346
IT Services - 1.8%
Accenture Ltd. Class A	384,600	11,564,922
Alliance Data Systems Corp. (a)	235,700	11,023,689
Anteon International Corp. (a)	407,000	22,205,920
CheckFree Corp. (a)	465,702	23,517,951
Cognizant Technology Solutions Corp. Class A (a)	928,584	55,241,462
First Data Corp.	1,018,400	47,681,488
Global Payments, Inc.	509,500	27,008,595
Infosys Technologies Ltd. sponsored ADR	456,300	35,527,518
MoneyGram International, Inc.	143,700	4,414,464
Paychex, Inc.	624,600	26,020,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
SRA International, Inc. Class A (a)	1,209,800	$ 45,645,754
VeriFone Holdings, Inc.	720,200	21,814,858
		331,667,457
Office Electronics - 0.0%
Canon, Inc.	140,100	9,253,605
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Analogic Technologies, Inc.	168,400	1,919,760
Advanced Micro Devices, Inc. (a)	456,000	15,120,960
Applied Materials, Inc.	1,527,000	26,737,770
ASML Holding NV (NY Shares) (a)	953,700	19,426,869
ATI Technologies, Inc. (a)	277,320	4,764,562
Broadcom Corp. Class A (a)	1,315,200	56,764,032
Cypress Semiconductor Corp. (a)	100,700	1,706,865
FormFactor, Inc. (a)	292,300	11,493,236
Hittite Microwave Corp.	85,781	2,891,678
Lam Research Corp. (a)	948,414	40,781,802
Marvell Technology Group Ltd. (a)	5,614,600	303,749,860
MathStar, Inc.	85,100	439,958
MEMC Electronic Materials, Inc. (a)	564,800	20,852,416
Microchip Technology, Inc.	138,600	5,031,180
Monolithic Power Systems, Inc. (a)	323,994	6,039,248
National Semiconductor Corp.	1,228,100	34,190,304
NVIDIA Corp. (a)	223,339	12,788,391
Powertech Technology, Inc.	2,097,000	7,042,008
Q-Cells AG	242,809	22,684,656
Saifun Semiconductors Ltd.	193,500	6,017,850
Samsung Electronics Co. Ltd.	362,118	234,802,707
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	220,200	1,420,290
SiRF Technology Holdings, Inc. (a)	402,900	14,266,689
Trident Microsystems, Inc. (a)	94,700	2,751,982
		853,685,073
Software - 1.5%
Adobe Systems, Inc.	1,836,476	64,129,742
Altiris, Inc. (a)	410,646	9,038,318
Autodesk, Inc.	294,922	11,360,395
Blackboard, Inc. (a)	157,500	4,474,575
Citrix Systems, Inc. (a)	419,289	15,891,053
Cognos, Inc. (a)	44,600	1,735,014
FileNET Corp. (a)	534,259	14,435,678
Informatica Corp. (a)	344,000	5,349,200
Intuit, Inc. (a)	697,582	37,104,387
NAVTEQ Corp. (a)	848,100	42,956,265
NDS Group PLC sponsored ADR (a)	78,800	4,099,964
Red Hat, Inc. (a)	120,874	3,382,055

	Shares	Value
Salesforce.com, Inc. (a)	766,400	$ 27,843,312
SAP AG sponsored ADR	698,100	37,920,792
		279,720,750
TOTAL INFORMATION TECHNOLOGY		3,395,672,279
MATERIALS - 8.3%
Chemicals - 1.1%
Bayer AG	755,400	30,253,768
Celanese Corp. Class A	674,700	14,148,459
Ecolab, Inc.	1,744,801	66,651,398
Lonza Group AG	26,218	1,796,731
Nalco Holding Co. (a)	203,400	3,600,180
Praxair, Inc.	1,366,900	75,384,535
Rohm & Haas Co.	140,400	6,861,348
Syngenta AG sponsored ADR	102,900	2,892,519
Tokuyama Corp.	24,000	406,949
		201,995,887
Construction Materials - 0.3%
Eagle Materials, Inc.	345,700	22,041,832
Florida Rock Industries, Inc.	60,500	3,401,310
Rinker Group Ltd.	1,378,936	19,596,897
Vulcan Materials Co.	63,200	5,476,280
		50,516,319
Containers & Packaging - 0.1%
Peak International Ltd. (a)	200,000	552,000
Temple-Inland, Inc.	114,600	5,105,430
		5,657,430
Metals & Mining - 6.8%
Aber Diamond Corp.	305,250	12,292,728
Agnico-Eagle Mines Ltd.	401,000	12,201,362
Allegheny Technologies, Inc.	150,163	9,186,972
Anglo American PLC ADR	4,452,944	87,144,114
Bema Gold Corp. (a)	6,474,200	28,609,122
BHP Billiton Ltd. sponsored ADR	3,617,170	144,144,225
Chaparral Steel Co. (a)	29,077	1,887,679
Companhia Vale do Rio Doce sponsored ADR	919,500	44,623,335
Compass Minerals International, Inc.	285,300	7,129,647
Eldorado Gold Corp. (a)	2,600,600	12,560,918
First Quantum Minerals Ltd.	466,600	19,180,269
Freeport-McMoRan Copper & Gold, Inc. Class B	372,634	22,272,334
Gabriel Resources Ltd. (a)	2,392,800	5,122,891
Gerdau SA sponsored ADR	936,450	21,088,854
Glamis Gold Ltd. (a)	2,897,500	94,540,336
Goldcorp, Inc.	3,906,666	114,319,412
IPSCO, Inc.	690,540	71,567,312
Ivanhoe Mines Ltd. (a)	1,694,600	16,108,641
Lihir Gold Ltd. (a)	3,746,700	7,162,141
Meridian Gold, Inc. (a)	292,800	8,650,852
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Mittal Steel Co. NV Class A (NY Shares)	77,300	$ 2,918,075
New Gold, Inc. (a)	391,100	3,634,011
New Gold, Inc. warrants 2/23/08 (a)	40,500	74,570
Newcrest Mining Ltd.	542,400	9,079,185
Newmont Mining Corp.	3,181,951	165,111,437
Novagold Resources, Inc. (a)	85,900	1,310,164
Nucor Corp.	472,900	49,555,191
Oregon Steel Mills, Inc. (a)	178,600	9,138,962
Phelps Dodge Corp.	82,800	6,667,884
POSCO sponsored ADR	743,200	47,416,160
Rio Tinto PLC (Reg.)	2,444,675	126,511,916
Shore Gold, Inc. (a)	511,800	3,089,997
Southern Copper Corp. (d)	118,600	10,019,328
Steel Dynamics, Inc.	341,900	19,395,987
Teck Cominco Ltd. Class B (sub. vtg.)	653,900	42,077,628
Ternium SA sponsored ADR	70,400	1,995,840
US Gold Corp. (subscription receipt) (a)(f)	583,200	6,429,884
Western Silver Corp. (a)	74,100	1,731,136
Xstrata PLC	333,900	10,806,041
		1,256,756,540
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	47,900	3,469,397
TOTAL MATERIALS		1,518,395,573
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	742,600	20,079,904
BellSouth Corp.	557,100	19,303,515
Telenor ASA	485,400	5,220,868
Verizon Communications, Inc.	656,100	22,346,766
		66,951,053
Wireless Telecommunication Services - 3.2%
America Movil SA de CV Series L sponsored ADR	8,229,200	281,932,392
American Tower Corp. Class A (a)	565,175	17,136,106
China Mobile (Hong Kong) Ltd. sponsored ADR	564,400	14,979,176
Hutchison Telecommunications International Ltd. sponsored ADR (a)	248,200	6,445,754
Leap Wireless International, Inc. (a)	145,400	6,337,986
Nextel Partners, Inc. Class A (a)(d)	2,676,000	75,784,320
NII Holdings, Inc. (a)	2,683,206	158,228,658

	Shares	Value
Sprint Nextel Corp.	921,791	$ 23,819,079
Vimpel Communications sponsored ADR (a)	374,800	16,120,148
		600,783,619
TOTAL TELECOMMUNICATION SERVICES		667,734,672
UTILITIES - 0.3%
Electric Utilities - 0.0%
Exelon Corp.	95,485	5,051,157
Gas Utilities - 0.1%
Southern Union Co.	753,777	18,716,283
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	787,100	13,427,926
Multi-Utilities - 0.1%
Veolia Environnement	134,100	7,447,177
TOTAL UTILITIES		44,642,543
TOTAL COMMON STOCKS (Cost $11,493,567,623)		16,924,382,681
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series B, 5.25%	153,200	2,466,520
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,516,226)		2,466,520
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Machinery - 0.0%
Rexnord Corp. 10.125% 12/15/12	$ 1,675,000	1,838,313
TOTAL NONCONVERTIBLE BONDS (Cost $1,795,717)		1,838,313
U.S. Treasury Obligations - 0.2%

U.S. Treasury Notes 4.25% 8/15/14 (Cost $30,058,344)	29,700,000	28,427,296
Money Market Funds - 8.7%
	Shares	Value
Fidelity Cash Central Fund, 4.77% (b)	1,520,417,968	$ 1,520,417,968
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	86,820,253	86,820,253
TOTAL MONEY MARKET FUNDS (Cost $1,607,238,221)		1,607,238,221
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $13,135,176,131)	18,564,353,031
NET OTHER ASSETS - (0.8)%	(151,180,203)
NET ASSETS - 100%	$ 18,413,172,828
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,998,086 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,016,870 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 11,499,000
US Gold Corp. (subscription receipt)	2/8/06	$ 2,624,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,103,609
Fidelity Securities Lending Cash Central Fund	615,653
Total	$ 16,719,262
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $13,160,834,163. Net unrealized appreciation aggregated $5,403,518,868, of which $5,520,834,126 related to appreciated investment securities and $117,315,258 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2006

1.830301.100

VDSC-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.1%
Aftermarket Technology Corp. (a)	844	$ 19,083
Drew Industries, Inc. (a)	584	20,761
LKQ Corp. (a)	992	20,644
		60,488
Automobiles - 0.5%
Thor Industries, Inc.	509	27,160
Diversified Consumer Services - 1.9%
Jackson Hewitt Tax Service, Inc.	693	21,885
Matthews International Corp. Class A	529	20,240
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	980	28,459
Strayer Education, Inc.	215	21,986
Universal Technical Institute, Inc. (a)	551	16,585
		109,155
Hotels, Restaurants & Leisure - 2.5%
Ameristar Casinos, Inc.	764	19,704
Bluegreen Corp. (a)	1,008	13,326
CEC Entertainment, Inc. (a)	574	19,298
Domino's Pizza, Inc.	728	20,784
Dover Downs Gaming & Entertainment, Inc.	567	12,344
IHOP Corp.	387	18,553
Papa John's International, Inc. (a)	588	19,292
Speedway Motorsports, Inc.	494	18,876
		142,177
Household Durables - 0.7%
Champion Enterprises, Inc. (a)	1,375	20,570
Furniture Brands International, Inc.	870	21,324
		41,894
Internet & Catalog Retail - 0.8%
FTD Group, Inc. (a)	1,440	13,954
Stamps.com, Inc. (a)	698	24,611
ValueVision Media, Inc. Class A (a)	699	8,933
		47,498
Media - 2.3%
Arbitron, Inc.	513	17,350
Catalina Marketing Corp.	766	17,695
Cumulus Media, Inc. Class A (a)	1,379	15,528
Emmis Communications Corp. Class A (a)	771	12,336
Harris Interactive, Inc. (a)	3,632	20,412
Radio One, Inc. Class D (non-vtg.) (a)	487	3,633
Sinclair Broadcast Group, Inc. Class A	1,781	14,515
TiVo, Inc. (a)	1,625	11,749
World Wrestling Entertainment, Inc. Class A	1,117	18,877
		132,095
Multiline Retail - 0.7%
Big Lots, Inc. (a)	1,682	23,481

	Shares	Value
Conn's, Inc. (a)	187	$ 6,388
Fred's, Inc. Class A	519	6,882
		36,751
Specialty Retail - 4.1%
Aeropostale, Inc. (a)	225	6,786
Build-A-Bear Workshop, Inc. (a)	522	15,999
Charming Shoppes, Inc. (a)	1,633	24,283
Deb Shops, Inc.	495	14,702
Dress Barn, Inc. (a)	494	23,687
Genesco, Inc. (a)	469	18,239
New York & Co., Inc. (a)	340	5,080
Pacific Sunwear of California, Inc. (a)	119	2,637
Payless ShoeSource, Inc. (a)	860	19,685
Sonic Automotive, Inc. Class A (sub. vtg.)	777	21,570
Sports Authority, Inc. (a)	591	21,808
The Children's Place Retail Stores, Inc. (a)	227	13,143
The Pantry, Inc. (a)	386	24,083
Too, Inc. (a)	659	22,637
		234,339
Textiles, Apparel & Luxury Goods - 0.4%
Brown Shoe Co., Inc.	420	22,042
Oxford Industries, Inc.	3	153
		22,195
TOTAL CONSUMER DISCRETIONARY		853,752
CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Hansen Natural Corp. (a)	90	11,345
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	811	18,548
Weis Markets, Inc.	407	18,140
		36,688
Food Products - 0.5%
Corn Products International, Inc.	923	27,293
Delta & Pine Land Co.	107	3,227
		30,520
Personal Products - 0.1%
Inter Parfums, Inc.	380	7,573
TOTAL CONSUMER STAPLES		86,126
ENERGY - 6.2%
Energy Equipment & Services - 2.6%
Grey Wolf, Inc. (a)	2,651	19,723
Helix Energy Solutions Group, Inc. (a)	314	11,901
Hydril Co. (a)	304	23,697
Maverick Tube Corp. (a)	547	28,986
Parker Drilling Co. (a)	1,734	16,074
Universal Compression Holdings, Inc. (a)	417	21,129
Veritas DGC, Inc. (a)	556	25,237
		146,747
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.	516	$ 24,732
Cimarex Energy Co.	548	23,706
Frontier Oil Corp.	606	35,966
Penn Virginia Corp.	337	23,927
Petrohawk Energy Corp. (a)	1,303	17,851
Remington Oil & Gas Corp. (a)	492	21,264
St. Mary Land & Exploration Co.	627	25,600
W&T Offshore, Inc.	250	10,078
World Fuel Services Corp.	539	21,797
		204,921
TOTAL ENERGY		351,668
FINANCIALS - 19.6%
Capital Markets - 1.4%
Knight Capital Group, Inc. Class A (a)	1,924	26,801
LaBranche & Co., Inc. (a)	1,674	26,466
Piper Jaffray Companies (a)	448	24,640
		77,907
Commercial Banks - 5.3%
Ameris Bancorp	415	9,653
Banner Corp.	513	17,442
Capitol Bancorp Ltd.	96	4,488
Cascade Bancorp	710	20,981
Center Financial Corp., California	407	9,862
Central Pacific Financial Corp.	527	19,351
City Holding Co.	484	17,806
Columbia Banking Systems, Inc.	577	19,306
Community Trust Bancorp, Inc.	515	17,459
First Community Bancorp, California	323	18,624
First Republic Bank, California	473	17,889
First State Bancorp.	665	17,662
Frontier Financial Corp., Washington	557	18,403
Heartland Financial USA, Inc.	404	9,534
Peoples Bancorp, Inc.	536	16,080
Sandy Spring Bancorp, Inc.	460	17,475
UCBH Holdings, Inc.	778	14,720
Washington Trust Bancorp, Inc.	593	16,646
Wilshire Bancorp, Inc.	933	17,344
		300,725
Consumer Finance - 0.8%
Advanta Corp. Class B	540	19,910
Asta Funding, Inc.	584	19,424
First Cash Financial Services, Inc. (a)	218	4,358
		43,692
Diversified Financial Services - 0.5%
Encore Capital Group, Inc. (a)	928	13,688
Financial Federal Corp.	607	17,785
		31,473

	Shares	Value
Insurance - 2.3%
EMC Insurance Group	791	$ 22,045
FBL Financial Group, Inc. Class A	522	17,983
FPIC Insurance Group, Inc. (a)	462	17,464
Harleysville Group, Inc.	611	18,141
Horace Mann Educators Corp.	893	16,788
LandAmerica Financial Group, Inc.	311	21,101
Stewart Information Services Corp.	370	17,420
		130,942
Real Estate - 6.6%
CentraCore Properties Trust	418	10,471
Colonial Properties Trust (SBI)	182	9,124
Commercial Net Lease Realty, Inc.	932	21,716
Corporate Office Properties Trust (SBI)	125	5,718
Equity Inns, Inc.	1,283	20,785
Equity Lifestyle Properties, Inc.	269	13,383
FelCor Lodging Trust, Inc.	1,025	21,628
Gramercy Capital Corp.	694	17,301
Hersha Hospitality Trust	902	8,831
Highwoods Properties, Inc. (SBI)	215	7,252
Home Properties of New York, Inc.	125	6,388
Innkeepers USA Trust (SBI)	1,087	18,425
Jones Lang LaSalle, Inc.	429	32,836
Kilroy Realty Corp.	120	9,271
LaSalle Hotel Properties (SBI)	537	22,017
Maguire Properties, Inc.	613	22,375
MeriStar Hospitality Corp. (a)	1,153	11,968
Mid-America Apartment Communities, Inc.	377	20,641
Nationwide Health Properties, Inc.	953	20,490
Omega Healthcare Investors, Inc.	1,416	19,852
Saul Centers, Inc.	171	7,509
Sovran Self Storage, Inc.	385	21,252
Tanger Factory Outlet Centers, Inc.	637	21,919
Washington (REIT) (SBI)	165	5,993
		377,145
Thrifts & Mortgage Finance - 2.7%
Accredited Home Lenders Holding Co. (a)	366	18,732
City Bank Lynnwood, Washington	190	8,843
Corus Bankshares, Inc.	334	19,853
First Busey Corp.	785	16,564
First Financial Holdings, Inc.	517	16,389
First Place Financial Corp.	655	16,244
Fremont General Corp.	250	5,390
TierOne Corp.	549	18,639
Triad Guaranty, Inc. (a)	377	17,681
WSFS Financial Corp.	257	16,147
		154,482
TOTAL FINANCIALS		1,116,366
Common Stocks - continued
	Shares	Value
HEALTH CARE - 10.3%
Biotechnology - 3.2%
Alkermes, Inc. (a)	719	$ 15,854
Amylin Pharmaceuticals, Inc. (a)	445	21,783
Applera Corp. - Celera Genomics Group (a)	750	8,768
BioMarin Pharmaceutical, Inc. (a)	775	10,401
Exelixis, Inc. (a)	1,100	13,211
Human Genome Sciences, Inc. (a)	543	5,902
InterMune, Inc. (a)	418	7,750
Introgen Therapeutics, Inc. (a)	1,392	7,392
Myriad Genetics, Inc. (a)	821	21,420
Neurocrine Biosciences, Inc. (a)	382	24,654
ONYX Pharmaceuticals, Inc. (a)	418	10,977
Progenics Pharmaceuticals, Inc. (a)	374	9,907
Regeneron Pharmaceuticals, Inc. (a)	286	4,756
Renovis, Inc. (a)	419	8,933
Seattle Genetics, Inc. (a)	1,590	8,204
		179,912
Health Care Equipment & Supplies - 3.7%
Abaxis, Inc. (a)	968	21,954
Align Technology, Inc. (a)	2,186	20,046
Angiodynamics, Inc. (a)	596	17,916
Candela Corp. (a)	1,092	23,587
DJ Orthopedics, Inc. (a)	322	12,803
Encore Medical Corp. (a)	3,071	15,724
Greatbatch, Inc. (a)	92	2,016
Haemonetics Corp. (a)	421	21,374
ICU Medical, Inc. (a)	435	15,743
Meridian Bioscience, Inc.	807	21,773
Molecular Devices Corp. (a)	609	20,194
Palomar Medical Technologies, Inc. (a)	460	15,387
Somanetics Corp. (a)	176	3,886
		212,403
Health Care Providers & Services - 1.9%
AMN Healthcare Services, Inc. (a)	818	15,313
Apria Healthcare Group, Inc. (a)	507	11,651
Chemed Corp.	397	23,558
LCA-Vision, Inc.	169	8,469
Magellan Health Services, Inc. (a)	103	4,168
Odyssey Healthcare, Inc. (a)	927	15,954
Pediatrix Medical Group, Inc. (a)	266	27,302
		106,415
Pharmaceuticals - 1.5%
Adolor Corp. (a)	375	8,925
Alpharma, Inc. Class A	657	17,621
Medicis Pharmaceutical Corp. Class A	672	21,907
Nastech Pharmaceutical Co., Inc. (a)	358	6,444

	Shares	Value
Pain Therapeutics, Inc. (a)	890	$ 9,674
Perrigo Co.	1,343	21,904
		86,475
TOTAL HEALTH CARE		585,205
INDUSTRIALS - 16.8%
Aerospace & Defense - 1.5%
AAR Corp. (a)	520	14,810
Armor Holdings, Inc. (a)	477	27,804
Heico Corp.	655	20,757
United Industrial Corp.	384	23,397
		86,768
Air Freight & Logistics - 0.9%
EGL, Inc. (a)	535	24,075
Forward Air Corp.	64	2,387
Hub Group, Inc. Class A (a)	499	22,744
		49,206
Airlines - 0.9%
AirTran Holdings, Inc. (a)	1,328	24,050
Continental Airlines, Inc. Class B (a)	1,076	28,944
		52,994
Building Products - 0.8%
Lennox International, Inc.	755	22,544
Simpson Manufacturing Co. Ltd.	543	23,512
		46,056
Commercial Services & Supplies - 2.8%
Administaff, Inc.	427	23,212
American Reprographics Co. (a)	642	22,271
Brady Corp. Class A	570	21,352
Consolidated Graphics, Inc. (a)	357	18,607
FTI Consulting, Inc. (a)	95	2,710
Kforce, Inc. (a)	1,422	18,131
Korn/Ferry International (a)	937	19,105
LECG Corp. (a)	919	17,709
Teletech Holdings, Inc. (a)	1,415	15,721
		158,818
Construction & Engineering - 0.6%
Insituform Technologies, Inc. Class A (a)	877	23,328
Shaw Group, Inc. (a)	315	9,576
		32,904
Electrical Equipment - 1.7%
Acuity Brands, Inc.	642	25,680
General Cable Corp. (a)	886	26,872
Genlyte Group, Inc. (a)	366	24,939
Woodward Governor Co.	642	21,347
		98,838
Machinery - 4.8%
Actuant Corp. Class A	372	22,774
American Science & Engineering, Inc. (a)	268	25,031
Cascade Corp.	359	18,973
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
CLARCOR, Inc.	708	$ 25,205
Crane Co.	621	25,467
FreightCar America, Inc.	166	10,558
JLG Industries, Inc.	414	12,747
Kennametal, Inc.	440	26,902
Lincoln Electric Holdings, Inc.	519	28,021
Middleby Corp. (a)	82	6,865
Nordson Corp.	458	22,836
Valmont Industries, Inc.	499	20,978
Wabtec Corp.	735	23,961
		270,318
Road & Rail - 0.7%
Arkansas Best Corp.	412	16,117
Genesee & Wyoming, Inc. Class A (a)	757	23,225
		39,342
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	550	24,530
BlueLinx Corp.	510	8,160
GATX Corp.	581	23,989
UAP Holding Corp.	878	18,877
Watsco, Inc.	294	20,889
WESCO International, Inc. (a)	353	24,008
		120,453
TOTAL INDUSTRIALS		955,697
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.0%
Anaren, Inc. (a)	1,032	20,093
Avocent Corp. (a)	747	23,710
Black Box Corp.	372	17,875
CommScope, Inc. (a)	956	27,294
Extreme Networks, Inc. (a)	3,587	18,007
Foundry Networks, Inc. (a)	420	7,627
Oplink Communications, Inc. (a)	988	17,132
Packeteer, Inc. (a)	739	8,572
Sycamore Networks, Inc. (a)	3,907	18,363
Westell Technologies, Inc. Class A (a)	3,515	14,306
		172,979
Computers & Peripherals - 1.5%
Adaptec, Inc. (a)	1,190	6,581
Imation Corp.	460	19,739
Palm, Inc. (a)	1,248	28,904
Rimage Corp. (a)	535	12,080
Synaptics, Inc. (a)	735	16,163
		83,467
Electronic Equipment & Instruments - 3.7%
Aeroflex, Inc. (a)	1,731	23,767
Cogent, Inc. (a)	733	13,443
Identix, Inc. (a)	1,831	14,575

	Shares	Value
LoJack Corp. (a)	684	$ 16,402
Metrologic Instruments, Inc. (a)	789	18,250
Park Electrochemical Corp.	645	19,028
Plexus Corp. (a)	821	30,845
ScanSource, Inc. (a)	197	11,901
Technitrol, Inc.	1,020	24,460
TTM Technologies, Inc. (a)	1,779	25,778
Viisage Technology, Inc. (a)	751	13,150
		211,599
Internet Software & Services - 1.9%
Ariba, Inc. (a)	925	9,047
Digital River, Inc. (a)	580	25,294
EarthLink, Inc. (a)	1,784	17,037
eCollege.com (a)	842	15,863
Homestore, Inc. (a)	660	4,330
Stellent, Inc.	1,588	18,834
United Online, Inc.	169	2,173
Vignette Corp. (a)	1,018	15,016
		107,594
IT Services - 2.6%
Acxiom Corp.	994	25,685
Forrester Research, Inc. (a)	186	4,152
infoUSA, Inc.	1,562	20,275
Intrado, Inc. (a)	715	18,576
Perot Systems Corp. Class A (a)	490	7,624
SI International, Inc. (a)	270	9,491
StarTek, Inc.	873	20,568
VeriFone Holdings, Inc.	661	20,022
Wright Express Corp. (a)	828	23,225
		149,618
Semiconductors & Semiconductor Equipment - 5.5%
ADE Corp. (a)	663	20,301
Amkor Technology, Inc. (a)	416	3,594
Applied Micro Circuits Corp. (a)	4,500	18,315
Brooks Automation, Inc. (a)	1,480	21,075
Cymer, Inc. (a)	548	24,901
Diodes, Inc. (a)	524	21,746
Integrated Device Technology, Inc. (a)	1,949	28,962
Micrel, Inc. (a)	1,497	22,186
MIPS Technologies, Inc. (a)	2,114	15,770
Netlogic Microsystems, Inc. (a)	129	5,316
ON Semiconductor Corp. (a)	3,217	23,355
PortalPlayer, Inc. (a)	679	15,094
Semtech Corp. (a)	1,092	19,536
Silicon Laboratories, Inc. (a)	565	31,047
Skyworks Solutions, Inc. (a)	551	3,741
Standard Microsystems Corp. (a)	579	15,042
TriQuint Semiconductor, Inc. (a)	3,987	19,616
		309,597
Software - 3.4%
Ansoft Corp. (a)	458	19,094
Aspen Technology, Inc. (a)	1,649	20,860
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Blackbaud, Inc.	601	$ 12,735
FactSet Research Systems, Inc.	500	22,175
FileNET Corp. (a)	91	2,459
Lawson Software, Inc. (a)	2,317	17,771
MicroStrategy, Inc. Class A (a)	235	24,743
Opsware, Inc. (a)	1,744	14,946
Parametric Technology Corp. (a)	1,422	23,221
TIBCO Software, Inc. (a)	2,796	23,375
Wind River Systems, Inc. (a)	955	11,890
		193,269
TOTAL INFORMATION TECHNOLOGY		1,228,123
MATERIALS - 4.9%
Chemicals - 0.3%
Spartech Corp.	807	19,368
Construction Materials - 0.7%
Eagle Materials, Inc.	591	37,665
Containers & Packaging - 0.2%
Greif Brothers Corp. Class A	175	11,974
Metals & Mining - 3.7%
Amcol International Corp.	802	23,098
Carpenter Technology Corp.	311	29,396
Century Aluminum Co. (a)	672	28,526
Commercial Metals Co.	641	34,287
Gibraltar Industries, Inc.	750	22,095
Reliance Steel & Aluminum Co.	55	5,166
Royal Gold, Inc.	523	18,927
Steel Dynamics, Inc.	580	32,903
Stillwater Mining Co. (a)	826	13,596
		207,994
TOTAL MATERIALS		277,001
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
Alaska Communication Systems Group, Inc.	750	9,098
Arbinet-thexchange, Inc. (a)	2,431	17,892
Cincinnati Bell, Inc. (a)	4,805	21,719
Commonwealth Telephone Enterprises, Inc.	114	3,927
CT Communications, Inc.	1,364	18,537

	Shares	Value
Iowa Telecommunication Services, Inc.	1,011	$ 19,290
Talk America Holdings, Inc. (a)	513	4,376
		94,839
Wireless Telecommunication Services - 0.2%
Syniverse Holdings, Inc. (a)	780	12,324
TOTAL TELECOMMUNICATION SERVICES		107,163
UTILITIES - 1.6%
Gas Utilities - 1.3%
Laclede Group, Inc.	592	20,377
Nicor, Inc.	326	12,897
Northwest Natural Gas Co.	540	19,165
Peoples Energy Corp.	575	20,493
		72,932
Multi-Utilities - 0.3%
Avista Corp.	895	18,482
TOTAL UTILITIES		91,414
TOTAL COMMON STOCKS (Cost $4,964,492)		5,652,515
Investment Companies - 0.4%

iShares Russell 2000 Index Fund (Cost $23,268)	315	23,940
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 4.77% (b) (Cost $10,379)	10,379	10,379
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,998,139)	5,686,834
NET OTHER ASSETS - 0.0%	(1,128)
NET ASSETS - 100%	$ 5,685,706
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 249
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,998,139. Net unrealized appreciation aggregated $688,695, of which $777,927 related to appreciated investment securities and $89,232 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

March 31, 2006

1.799879.102

VIPIDX-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	14,711	$ 210,956
Goodyear Tire & Rubber Co. (a)(d)	42,452	614,705
Johnson Controls, Inc.	46,576	3,536,516
		4,362,177
Automobiles - 0.3%
Ford Motor Co.	447,147	3,559,290
General Motors Corp. (d)	135,647	2,885,212
Harley-Davidson, Inc.	65,372	3,391,499
		9,836,001
Distributors - 0.1%
Genuine Parts Co.	41,477	1,817,937
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	33,728	1,771,057
H&R Block, Inc.	78,590	1,701,474
		3,472,531
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	104,145	4,933,349
Darden Restaurants, Inc.	31,547	1,294,373
Harrah's Entertainment, Inc.	44,158	3,442,558
Hilton Hotels Corp.	79,050	2,012,613
International Game Technology	80,879	2,848,558
Marriott International, Inc. Class A	38,913	2,669,432
McDonald's Corp.	301,429	10,357,100
Starbucks Corp. (a)	183,106	6,892,110
Starwood Hotels & Resorts Worldwide, Inc. unit	51,772	3,506,518
Wendy's International, Inc.	27,422	1,701,809
Yum! Brands, Inc.	66,163	3,232,724
		42,891,144
Household Durables - 0.7%
Black & Decker Corp.	18,562	1,612,852
Centex Corp.	29,450	1,825,606
D.R. Horton, Inc.	65,198	2,165,878
Fortune Brands, Inc.	35,104	2,830,436
Harman International Industries, Inc.	15,746	1,749,853
KB Home	18,435	1,197,906
Leggett & Platt, Inc.	43,749	1,066,163
Lennar Corp. Class A	32,880	1,985,294
Maytag Corp.	19,293	411,520
Newell Rubbermaid, Inc.	65,844	1,658,610
Pulte Homes, Inc.	51,321	1,971,753
Snap-On, Inc.	13,985	533,108
The Stanley Works	17,377	880,319
Whirlpool Corp.	16,320	1,492,790
		21,382,088
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	74,005	2,701,923
Leisure Equipment & Products - 0.2%
Brunswick Corp.	22,793	885,736

	Shares	Value
Eastman Kodak Co. (d)	68,894	$ 1,959,345
Hasbro, Inc.	42,694	900,843
Mattel, Inc.	93,246	1,690,550
		5,436,474
Media - 3.1%
CBS Corp. Class B	185,349	4,444,669
Clear Channel Communications, Inc.	123,971	3,596,399
Comcast Corp. Class A (a)	512,987	13,419,740
Dow Jones & Co., Inc.	14,161	556,527
E.W. Scripps Co. Class A	20,404	912,263
Gannett Co., Inc.	57,107	3,421,851
Interpublic Group of Companies, Inc. (a)(d)	103,269	987,252
Knight-Ridder, Inc.	16,071	1,015,848
McGraw-Hill Companies, Inc.	88,075	5,074,882
Meredith Corp.	10,043	560,299
News Corp. Class A	575,797	9,563,988
Omnicom Group, Inc.	42,887	3,570,343
The New York Times Co. Class A	34,827	881,471
The Walt Disney Co.	461,947	12,883,702
Time Warner, Inc.	1,080,677	18,144,567
Tribune Co.	62,802	1,722,659
Univision Communications, Inc. Class A (a)	53,631	1,848,661
Viacom, Inc. Class B (non-vtg.) (a)	185,363	7,192,084
		89,797,205
Multiline Retail - 1.1%
Big Lots, Inc. (a)(d)	27,331	381,541
Dillard's, Inc. Class A	14,775	384,741
Dollar General Corp.	75,949	1,342,019
Family Dollar Stores, Inc.	37,246	990,744
Federated Department Stores, Inc.	65,296	4,766,608
JCPenney Co., Inc.	55,707	3,365,260
Kohl's Corp. (a)	82,695	4,383,662
Nordstrom, Inc.	52,436	2,054,442
Sears Holdings Corp. (a)	23,941	3,165,958
Target Corp.	210,888	10,968,285
		31,803,260
Specialty Retail - 2.2%
AutoNation, Inc. (a)(d)	43,450	936,348
AutoZone, Inc. (a)	13,251	1,320,992
Bed Bath & Beyond, Inc. (a)	67,272	2,583,245
Best Buy Co., Inc.	97,539	5,455,356
Circuit City Stores, Inc.	36,520	894,010
Gap, Inc.	137,673	2,571,732
Home Depot, Inc.	509,548	21,553,880
Limited Brands, Inc.	83,530	2,043,144
Lowe's Companies, Inc.	187,558	12,086,238
Office Depot, Inc. (a)	70,926	2,641,284
OfficeMax, Inc.	16,996	512,769
RadioShack Corp.	32,292	620,975
Sherwin-Williams Co.	26,602	1,315,203
Staples, Inc.	174,787	4,460,564
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	34,119	$ 1,280,827
TJX Companies, Inc.	110,505	2,742,734
		63,019,301
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	91,956	3,179,838
Jones Apparel Group, Inc.	27,394	968,926
Liz Claiborne, Inc.	25,217	1,033,393
NIKE, Inc. Class B	45,399	3,863,455
VF Corp.	21,141	1,202,923
		10,248,535
TOTAL CONSUMER DISCRETIONARY		286,768,576
CONSUMER STAPLES - 9.1%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	186,224	7,964,800
Brown-Forman Corp. Class B (non-vtg.)	19,947	1,535,321
Coca-Cola Enterprises, Inc.	72,781	1,480,366
Constellation Brands, Inc. Class A (sub. vtg.) (a)	47,290	1,184,615
Molson Coors Brewing Co. Class B (d)	13,768	944,760
Pepsi Bottling Group, Inc.	32,436	985,730
PepsiCo, Inc.	397,405	22,966,035
The Coca-Cola Co.	494,143	20,689,767
		57,751,394
Food & Staples Retailing - 2.3%
Albertsons, Inc.	88,463	2,270,845
Costco Wholesale Corp.	113,495	6,146,889
CVS Corp.	196,071	5,856,641
Kroger Co.	174,020	3,543,047
Safeway, Inc.	107,869	2,709,669
SUPERVALU, Inc.	32,667	1,006,797
Sysco Corp.	148,554	4,761,156
Wal-Mart Stores, Inc.	599,212	28,306,775
Walgreen Co.	242,768	10,470,584
Whole Foods Market, Inc.	33,325	2,214,113
		67,286,516
Food Products - 1.1%
Archer-Daniels-Midland Co.	156,828	5,277,262
Campbell Soup Co.	44,204	1,432,210
ConAgra Foods, Inc.	124,554	2,672,929
Dean Foods Co. (a)	32,549	1,263,878
General Mills, Inc.	85,436	4,329,896
H.J. Heinz Co.	80,358	3,047,175
Hershey Co.	42,988	2,245,263
Kellogg Co.	60,301	2,655,656
McCormick & Co., Inc. (non-vtg.)	31,810	1,077,087
Sara Lee Corp.	182,334	3,260,132

	Shares	Value
Tyson Foods, Inc. Class A	60,439	$ 830,432
Wm. Wrigley Jr. Co.	42,566	2,724,224
		30,816,144
Household Products - 2.1%
Clorox Co.	36,006	2,154,959
Colgate-Palmolive Co.	123,617	7,058,531
Kimberly-Clark Corp.	110,544	6,389,443
Procter & Gamble Co.	788,952	45,459,414
		61,062,347
Personal Products - 0.2%
Alberto-Culver Co.	18,121	801,492
Avon Products, Inc.	108,061	3,368,261
Estee Lauder Companies, Inc. Class A	28,582	1,062,965
		5,232,718
Tobacco - 1.4%
Altria Group, Inc.	500,593	35,472,020
Reynolds American, Inc. (d)	20,519	2,164,755
UST, Inc.	39,235	1,632,176
		39,268,951
TOTAL CONSUMER STAPLES		261,418,070
ENERGY - 9.7%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	82,099	5,615,572
BJ Services Co.	77,756	2,690,358
Halliburton Co.	123,830	9,042,067
Nabors Industries Ltd. (a)	37,903	2,713,097
National Oilwell Varco, Inc. (a)	41,910	2,687,269
Noble Corp.	32,898	2,668,028
Rowan Companies, Inc.	26,220	1,152,631
Schlumberger Ltd. (NY Shares)	141,730	17,938,766
Transocean, Inc. (a)	78,190	6,278,657
Weatherford International Ltd. (a)	83,667	3,827,765
		54,614,210
Oil, Gas & Consumable Fuels - 7.8%
Amerada Hess Corp.	19,198	2,733,795
Anadarko Petroleum Corp.	55,276	5,583,429
Apache Corp.	79,230	5,190,357
Burlington Resources, Inc.	122,105	11,222,671
Chesapeake Energy Corp.	89,620	2,814,964
Chevron Corp.	533,985	30,955,110
ConocoPhillips	307,619	19,426,140
Devon Energy Corp.	105,989	6,483,347
El Paso Corp.	158,126	1,905,418
EOG Resources, Inc.	58,180	4,188,960
Exxon Mobil Corp.	1,464,714	89,142,476
Kerr-McGee Corp.	27,822	2,656,445
Kinder Morgan, Inc.	25,242	2,322,012
Marathon Oil Corp.	87,986	6,701,894
Murphy Oil Corp.	39,608	1,973,271
Occidental Petroleum Corp.	103,328	9,573,339
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	31,942	$ 2,477,741
Valero Energy Corp.	149,159	8,916,725
Williams Companies, Inc.	142,638	3,051,027
XTO Energy, Inc.	87,119	3,795,775
		221,114,896
TOTAL ENERGY		275,729,106
FINANCIALS - 20.7%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	60,122	2,709,097
Bank of New York Co., Inc.	185,018	6,668,049
Bear Stearns Companies, Inc.	28,633	3,971,397
Charles Schwab Corp.	247,509	4,259,630
E*TRADE Financial Corp. (a)	100,243	2,704,556
Federated Investors, Inc. Class B (non-vtg.)	20,206	789,044
Franklin Resources, Inc.	36,606	3,449,749
Goldman Sachs Group, Inc.	104,583	16,415,348
Janus Capital Group, Inc.	51,518	1,193,672
Lehman Brothers Holdings, Inc.	64,863	9,374,649
Mellon Financial Corp.	99,392	3,538,355
Merrill Lynch & Co., Inc.	220,273	17,348,701
Morgan Stanley	257,567	16,180,359
Northern Trust Corp.	44,434	2,332,785
State Street Corp.	79,877	4,826,967
T. Rowe Price Group, Inc.	31,672	2,477,067
		98,239,425
Commercial Banks - 5.8%
AmSouth Bancorp.	82,890	2,242,175
Bank of America Corp.	1,114,128	50,737,389
BB&T Corp.	128,430	5,034,456
Comerica, Inc.	39,046	2,263,497
Compass Bancshares, Inc.	29,647	1,500,435
Fifth Third Bancorp	133,276	5,245,743
First Horizon National Corp.	30,224	1,258,830
Huntington Bancshares, Inc.	59,663	1,439,668
KeyCorp	97,184	3,576,371
M&T Bank Corp.	19,033	2,172,427
Marshall & Ilsley Corp.	50,343	2,193,948
National City Corp.	131,302	4,582,440
North Fork Bancorp, Inc., New York	114,101	3,289,532
PNC Financial Services Group, Inc.	70,098	4,718,296
Regions Financial Corp.	109,464	3,849,849
SunTrust Banks, Inc.	88,937	6,471,056
Synovus Financial Corp.	75,140	2,035,543
U.S. Bancorp, Delaware	431,974	13,175,207
Wachovia Corp.	389,197	21,814,492

	Shares	Value
Wells Fargo & Co.	401,993	$ 25,675,293
Zions Bancorp	25,035	2,071,146
		165,347,793
Consumer Finance - 0.9%
American Express Co.	296,875	15,600,781
Capital One Financial Corp.	72,226	5,815,638
SLM Corp.	100,100	5,199,194
		26,615,613
Diversified Financial Services - 3.4%
CIT Group, Inc.	47,920	2,564,678
Citigroup, Inc.	1,197,253	56,546,259
JPMorgan Chase & Co.	836,073	34,814,080
Moody's Corp.	58,351	4,169,762
		98,094,779
Insurance - 4.6%
ACE Ltd.	77,316	4,021,205
AFLAC, Inc.	119,496	5,392,854
Allstate Corp.	154,711	8,061,990
AMBAC Financial Group, Inc.	25,312	2,014,835
American International Group, Inc.	622,603	41,147,832
Aon Corp.	77,227	3,205,693
Cincinnati Financial Corp.	41,763	1,756,969
Genworth Financial, Inc. Class A (non-vtg.)	90,375	3,021,236
Hartford Financial Services Group, Inc.	72,550	5,843,903
Jefferson-Pilot Corp.	32,703	1,829,406
Lincoln National Corp.	41,554	2,268,433
Loews Corp.	32,549	3,293,959
Marsh & McLennan Companies, Inc.	131,208	3,852,267
MBIA, Inc.	32,144	1,932,819
MetLife, Inc.	181,810	8,794,150
Principal Financial Group, Inc.	67,043	3,271,698
Progressive Corp.	47,185	4,919,508
Prudential Financial, Inc.	118,734	9,001,225
SAFECO Corp.	29,570	1,484,710
The Chubb Corp.	47,952	4,576,539
The St. Paul Travelers Companies, Inc.	166,928	6,975,921
Torchmark Corp.	24,842	1,418,478
UnumProvident Corp.	71,634	1,467,064
XL Capital Ltd. Class A	41,838	2,682,234
		132,234,928
Real Estate - 1.0%
Apartment Investment & Management Co. Class A	23,163	1,086,345
Archstone-Smith Trust	51,166	2,495,366
Boston Properties, Inc.	21,523	2,007,020
Equity Office Properties Trust	97,427	3,271,599
Equity Residential (SBI)	69,663	3,259,532
Kimco Realty Corp.	48,174	1,957,791
Plum Creek Timber Co., Inc.	44,213	1,632,786
ProLogis Trust	58,407	3,124,775
Public Storage, Inc.	19,833	1,611,035
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Simon Property Group, Inc.	43,878	$ 3,691,895
Vornado Realty Trust	28,464	2,732,544
		26,870,688
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	144,639	5,308,251
Fannie Mae	232,169	11,933,487
Freddie Mac	165,749	10,110,689
Golden West Financial Corp., Delaware	61,420	4,170,418
MGIC Investment Corp.	20,986	1,398,297
Sovereign Bancorp, Inc.	85,671	1,877,052
Washington Mutual, Inc.	237,846	10,136,997
		44,935,191
TOTAL FINANCIALS		592,338,417
HEALTH CARE - 12.7%
Biotechnology - 1.4%
Amgen, Inc. (a)	280,318	20,393,135
Applera Corp. - Applied Biosystems Group	43,961	1,193,102
Biogen Idec, Inc. (a)	82,538	3,887,540
Chiron Corp. (a)	26,235	1,201,825
Genzyme Corp. (a)	62,316	4,188,882
Gilead Sciences, Inc. (a)	110,887	6,899,389
MedImmune, Inc. (a)	61,276	2,241,476
		40,005,349
Health Care Equipment & Supplies - 2.0%
Bausch & Lomb, Inc.	12,898	821,603
Baxter International, Inc.	155,551	6,036,934
Becton, Dickinson & Co.	59,328	3,653,418
Biomet, Inc.	59,373	2,108,929
Boston Scientific Corp. (a)	141,888	3,270,518
C.R. Bard, Inc.	24,948	1,691,724
Fisher Scientific International, Inc. (a)	29,599	2,014,212
Guidant Corp.	81,281	6,344,795
Hospira, Inc. (a)	38,584	1,522,525
Medtronic, Inc.	289,524	14,693,343
Millipore Corp. (a)	12,491	912,592
PerkinElmer, Inc.	31,374	736,348
St. Jude Medical, Inc. (a)	87,931	3,605,171
Stryker Corp.	70,091	3,107,835
Thermo Electron Corp. (a)	38,900	1,442,801
Waters Corp. (a)	25,071	1,081,814
Zimmer Holdings, Inc. (a)	59,432	4,017,603
		57,062,165
Health Care Providers & Services - 3.0%
Aetna, Inc.	136,029	6,684,465
AmerisourceBergen Corp.	50,137	2,420,113
Cardinal Health, Inc.	101,212	7,542,318
Caremark Rx, Inc. (a)	107,615	5,292,506

	Shares	Value
CIGNA Corp.	29,040	$ 3,793,205
Coventry Health Care, Inc. (a)	38,456	2,075,855
Express Scripts, Inc. (a)	35,110	3,086,169
HCA, Inc.	97,850	4,480,552
Health Management Associates, Inc. Class A	57,724	1,245,107
Humana, Inc. (a)	39,215	2,064,670
IMS Health, Inc.	47,792	1,231,600
Laboratory Corp. of America Holdings (a)	30,056	1,757,675
Manor Care, Inc.	18,967	841,186
McKesson Corp.	73,430	3,827,906
Medco Health Solutions, Inc. (a)	73,018	4,178,090
Patterson Companies, Inc. (a)	33,256	1,170,611
Quest Diagnostics, Inc.	39,022	2,001,829
Tenet Healthcare Corp. (a)	112,811	832,545
UnitedHealth Group, Inc.	325,331	18,172,990
WellPoint, Inc. (a)	158,312	12,258,098
		84,957,490
Pharmaceuticals - 6.3%
Abbott Laboratories	369,067	15,674,275
Allergan, Inc.	36,376	3,946,796
Barr Pharmaceuticals, Inc. (a)	25,369	1,597,740
Bristol-Myers Squibb Co.	469,919	11,564,707
Eli Lilly & Co.	271,047	14,988,899
Forest Laboratories, Inc. (a)	78,171	3,488,772
Johnson & Johnson	713,863	42,274,967
King Pharmaceuticals, Inc. (a)	58,067	1,001,656
Merck & Co., Inc.	524,602	18,481,728
Mylan Laboratories, Inc.	52,436	1,227,002
Pfizer, Inc.	1,764,935	43,982,180
Schering-Plough Corp.	354,879	6,739,152
Watson Pharmaceuticals, Inc. (a)	24,378	700,624
Wyeth	322,402	15,642,945
		181,311,443
TOTAL HEALTH CARE		363,336,447
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.3%
General Dynamics Corp.	96,016	6,143,104
Goodrich Corp.	29,601	1,290,900
Honeywell International, Inc.	199,237	8,521,366
L-3 Communications Holdings, Inc.	29,088	2,495,460
Lockheed Martin Corp.	85,937	6,456,447
Northrop Grumman Corp.	84,123	5,744,760
Raytheon Co.	107,008	4,905,247
Rockwell Collins, Inc.	41,325	2,328,664
The Boeing Co.	191,987	14,961,547
United Technologies Corp.	243,569	14,119,695
		66,967,190
Air Freight & Logistics - 1.0%
FedEx Corp.	72,892	8,232,422
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Ryder System, Inc.	14,591	$ 653,385
United Parcel Service, Inc. Class B	261,965	20,794,782
		29,680,589
Airlines - 0.1%
Southwest Airlines Co.	169,851	3,055,619
Building Products - 0.2%
American Standard Companies, Inc.	42,755	1,832,479
Masco Corp.	99,858	3,244,386
		5,076,865
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)(d)	52,596	643,775
Avery Dennison Corp.	26,497	1,549,545
Cendant Corp.	241,831	4,195,768
Cintas Corp.	33,048	1,408,506
Equifax, Inc.	31,042	1,156,004
Monster Worldwide, Inc. (a)	30,329	1,512,204
Pitney Bowes, Inc.	54,446	2,337,367
R.R. Donnelley & Sons Co.	51,803	1,694,994
Robert Half International, Inc.	41,136	1,588,261
Waste Management, Inc.	132,479	4,676,509
		20,762,933
Construction & Engineering - 0.1%
Fluor Corp. (d)	20,827	1,786,957
Electrical Equipment - 0.5%
American Power Conversion Corp.	41,227	952,756
Cooper Industries Ltd. Class A	22,022	1,913,712
Emerson Electric Co.	98,684	8,252,943
Rockwell Automation, Inc.	42,512	3,057,038
		14,176,449
Industrial Conglomerates - 4.1%
3M Co.	181,098	13,707,308
General Electric Co.	2,500,246	86,958,556
Textron, Inc.	31,752	2,965,319
Tyco International Ltd.	483,427	12,994,518
		116,625,701
Machinery - 1.5%
Caterpillar, Inc.	160,920	11,555,665
Cummins, Inc.	11,143	1,171,129
Danaher Corp.	56,905	3,616,313
Deere & Co.	56,824	4,491,937
Dover Corp.	48,766	2,368,077
Eaton Corp.	35,716	2,606,197
Illinois Tool Works, Inc.	49,190	4,737,489
Ingersoll-Rand Co. Ltd. Class A	78,552	3,282,688
ITT Industries, Inc.	44,306	2,490,883
Navistar International Corp. (a)	14,798	408,129
PACCAR, Inc.	40,607	2,861,981

	Shares	Value
Pall Corp.	29,965	$ 934,608
Parker Hannifin Corp.	28,720	2,315,119
		42,840,215
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	89,461	7,454,785
CSX Corp.	52,635	3,147,573
Norfolk Southern Corp.	98,883	5,346,604
Union Pacific Corp.	63,551	5,932,486
		21,881,448
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	18,340	1,381,919
TOTAL INDUSTRIALS		324,235,885
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 3.0%
ADC Telecommunications, Inc. (a)	28,089	718,798
Andrew Corp. (a)	38,220	469,342
Avaya, Inc. (a)	100,034	1,130,384
CIENA Corp. (a)	139,689	727,780
Cisco Systems, Inc. (a)	1,475,322	31,970,228
Comverse Technology, Inc. (a)	48,454	1,140,123
Corning, Inc. (a)	370,832	9,979,089
JDS Uniphase Corp. (a)	402,071	1,676,636
Lucent Technologies, Inc. (a)(d)	1,072,015	3,269,646
Motorola, Inc.	599,577	13,736,309
QUALCOMM, Inc.	397,291	20,106,898
Tellabs, Inc. (a)	108,035	1,717,757
		86,642,990
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	204,290	12,813,069
Dell, Inc. (a)	564,534	16,800,532
EMC Corp. (a)	570,107	7,770,558
Gateway, Inc. (a)(d)	63,393	138,831
Hewlett-Packard Co.	678,448	22,320,939
International Business Machines Corp.	375,948	31,004,432
Lexmark International, Inc. Class A (a)	25,975	1,178,746
NCR Corp. (a)	43,656	1,824,384
Network Appliance, Inc. (a)	89,750	3,233,693
QLogic Corp. (a)	38,702	748,884
Sun Microsystems, Inc. (a)	830,181	4,258,829
		102,092,897
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	102,846	3,861,867
Jabil Circuit, Inc. (a)	41,878	1,794,891
Molex, Inc.	34,179	1,134,743
Sanmina-SCI Corp. (a)	127,650	523,365
Solectron Corp. (a)	219,374	877,496
Symbol Technologies, Inc.	60,683	642,026
Tektronix, Inc.	19,575	699,023
		9,533,411
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
eBay, Inc. (a)	276,690	$ 10,807,511
Google, Inc. Class A (sub. vtg.) (a)	48,482	18,907,980
VeriSign, Inc. (a)	58,666	1,407,397
Yahoo!, Inc. (a)	302,686	9,764,650
		40,887,538
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	28,190	1,681,815
Automatic Data Processing, Inc.	139,019	6,350,388
Computer Sciences Corp. (a)	44,734	2,484,974
Convergys Corp. (a)	33,541	610,782
Electronic Data Systems Corp.	123,415	3,311,224
First Data Corp.	184,005	8,615,114
Fiserv, Inc. (a)	44,254	1,883,008
Paychex, Inc.	80,127	3,338,091
Sabre Holdings Corp. Class A	31,626	744,160
Unisys Corp. (a)	82,027	565,166
		29,584,722
Office Electronics - 0.1%
Xerox Corp. (a)	223,392	3,395,558
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	115,349	3,824,973
Altera Corp. (a)(d)	86,184	1,778,838
Analog Devices, Inc.	87,826	3,362,858
Applied Materials, Inc.	380,568	6,663,746
Applied Micro Circuits Corp. (a)	70,595	287,322
Broadcom Corp. Class A (a)	105,661	4,560,329
Freescale Semiconductor, Inc. Class B (a)	98,441	2,733,707
Intel Corp.	1,411,143	27,305,617
KLA-Tencor Corp.	47,861	2,314,558
Linear Technology Corp.	73,327	2,572,311
LSI Logic Corp. (a)	93,955	1,086,120
Maxim Integrated Products, Inc.	76,902	2,856,909
Micron Technology, Inc. (a)	148,431	2,184,904
National Semiconductor Corp.	80,952	2,253,704
Novellus Systems, Inc. (a)(d)	31,993	767,832
NVIDIA Corp. (a)	41,059	2,351,038
PMC-Sierra, Inc. (a)(d)	44,563	547,679
Teradyne, Inc. (a)	47,516	736,973
Texas Instruments, Inc.	383,871	12,464,291
Xilinx, Inc.	82,698	2,105,491
		82,759,200
Software - 3.4%
Adobe Systems, Inc.	143,875	5,024,115
Autodesk, Inc.	55,362	2,132,544
BMC Software, Inc. (a)	51,050	1,105,743
CA, Inc.	109,443	2,977,944
Citrix Systems, Inc. (a)	42,811	1,622,537
Compuware Corp. (a)	91,818	718,935
Electronic Arts, Inc. (a)	72,870	3,987,446

	Shares	Value
Intuit, Inc. (a)	42,444	$ 2,257,596
Microsoft Corp.	2,131,634	58,001,761
Novell, Inc. (a)	93,414	717,420
Oracle Corp. (a)	903,890	12,374,254
Parametric Technology Corp. (a)	26,645	435,113
Symantec Corp. (a)	250,257	4,211,825
		95,567,233
TOTAL INFORMATION TECHNOLOGY		450,463,549
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	53,401	3,588,013
Ashland, Inc.	17,094	1,215,042
Dow Chemical Co.	232,053	9,421,352
E.I. du Pont de Nemours & Co.	220,672	9,314,565
Eastman Chemical Co.	19,582	1,002,207
Ecolab, Inc.	43,731	1,670,524
Engelhard Corp.	29,686	1,175,862
Hercules, Inc. (a)	27,077	373,663
International Flavors & Fragrances, Inc.	18,936	649,884
Monsanto Co.	64,614	5,476,037
PPG Industries, Inc.	39,658	2,512,334
Praxair, Inc.	77,425	4,269,989
Rohm & Haas Co.	34,546	1,688,263
Sigma Aldrich Corp.	16,041	1,055,337
Tronox, Inc. Class B (a)	68	1,155
		43,414,227
Construction Materials - 0.1%
Vulcan Materials Co.	24,081	2,086,619
Containers & Packaging - 0.2%
Ball Corp.	25,015	1,096,407
Bemis Co., Inc.	25,258	797,648
Pactiv Corp. (a)	34,370	843,440
Sealed Air Corp.	19,524	1,129,854
Temple-Inland, Inc.	26,592	1,184,674
		5,052,023
Metals & Mining - 0.9%
Alcoa, Inc.	209,122	6,390,768
Allegheny Technologies, Inc.	20,738	1,268,751
Freeport-McMoRan Copper & Gold, Inc. Class B	44,146	2,638,606
Newmont Mining Corp.	107,170	5,561,051
Nucor Corp.	37,279	3,906,466
Phelps Dodge Corp.	48,820	3,931,475
United States Steel Corp. (d)	26,106	1,584,112
		25,281,229
Paper & Forest Products - 0.3%
International Paper Co.	118,158	4,084,722
Louisiana-Pacific Corp.	25,435	691,832
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	43,528	$ 1,188,750
Weyerhaeuser Co.	58,349	4,226,218
		10,191,522
TOTAL MATERIALS		86,025,620
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	930,631	25,164,262
BellSouth Corp.	431,238	14,942,397
CenturyTel, Inc.	31,421	1,229,190
Citizens Communications Co.	78,786	1,045,490
Qwest Communications International, Inc. (a)	372,097	2,530,260
Verizon Communications, Inc.	702,051	23,911,857
		68,823,456
Wireless Telecommunication Services - 0.9%
ALLTEL Corp.	93,064	6,025,894
Sprint Nextel Corp.	711,754	18,391,723
		24,417,617
TOTAL TELECOMMUNICATION SERVICES		93,241,073
UTILITIES - 3.1%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	39,142	1,324,957
American Electric Power Co., Inc.	94,440	3,212,849
Cinergy Corp.	47,838	2,172,324
Edison International	78,152	3,218,299
Entergy Corp.	49,856	3,437,073
Exelon Corp.	160,048	8,466,539
FirstEnergy Corp.	79,117	3,868,821
FPL Group, Inc.	96,801	3,885,592
Pinnacle West Capital Corp.	23,787	930,072
PPL Corp.	91,208	2,681,515
Progress Energy, Inc.	60,516	2,661,494
Southern Co.	177,919	5,830,406
		41,689,941
Gas Utilities - 0.0%
Nicor, Inc.	10,600	419,336
Peoples Energy Corp.	9,199	327,852
		747,188
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	157,350	2,684,391
Constellation Energy Group, Inc.	42,806	2,341,916
Duke Energy Corp.	222,642	6,490,014
Dynegy, Inc. Class A (a)(d)	72,267	346,882
TXU Corp.	111,003	4,968,494
		16,831,697

	Shares	Value
Multi-Utilities - 1.0%
Ameren Corp.	49,112	$ 2,446,760
CenterPoint Energy, Inc.	74,384	887,401
CMS Energy Corp. (a)(d)	52,953	685,741
Consolidated Edison, Inc.	58,872	2,560,932
Dominion Resources, Inc.	83,350	5,753,651
DTE Energy Co.	42,651	1,709,879
KeySpan Corp.	41,875	1,711,431
NiSource, Inc.	65,398	1,322,348
PG&E Corp.	82,831	3,222,126
Public Service Enterprise Group, Inc.	60,134	3,850,981
Sempra Energy	61,985	2,879,823
TECO Energy, Inc.	49,971	805,533
Xcel Energy, Inc.	96,862	1,758,045
		29,594,651
TOTAL UTILITIES		88,863,477
TOTAL COMMON STOCKS (Cost $1,645,592,074)		2,822,420,220
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.6% 6/22/06 (e) (Cost $2,968,529)	$ 3,000,000	2,970,246
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 4.77% (b)	24,503,313	24,503,313
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	22,823,125	22,823,125
TOTAL MONEY MARKET FUNDS (Cost $47,326,438)		47,326,438
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,695,887,041)	2,872,716,904
NET OTHER ASSETS - (0.5)%	(14,484,267)
NET ASSETS - 100%	$ 2,858,232,637
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
125 S&P 500 Index Contracts	June 2006	$ 40,728,125	$ 89,366
The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,970,246.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 235,921
Fidelity Securities Lending Cash Central Fund	26,534
Total	$ 262,455
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,703,081,871. Net unrealized appreciation aggregated $1,169,635,033, of which $1,326,022,290 related to appreciated investment securities and $156,387,257 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2006

1.799863.102

VIPIGB-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Automobiles - 0.5%
Ford Motor Co.:
6.625% 10/1/28	$ 6,850,000	$ 4,589,500
7.45% 7/16/31	4,675,000	3,471,188
		8,060,688
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	2,730,000	2,673,803
Media - 1.6%
AOL Time Warner, Inc.:
6.875% 5/1/12	485,000	508,510
7.625% 4/15/31	1,000,000	1,089,343
Comcast Corp.:
4.95% 6/15/16	2,000,000	1,822,578
5.5% 3/15/11	1,500,000	1,483,620
6.45% 3/15/37	2,560,000	2,463,237
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,211,323
4.625% 6/1/13	785,000	714,850
Liberty Media Corp.:
5.7% 5/15/13 (b)	2,500,000	2,337,500
8.25% 2/1/30	2,465,000	2,382,033
News America Holdings, Inc. 7.75% 12/1/45	1,190,000	1,283,455
News America, Inc. 6.2% 12/15/34	2,310,000	2,163,347
Time Warner Entertainment Co. LP 8.375% 7/15/33	5,000,000	5,755,060
Time Warner, Inc. 6.625% 5/15/29	1,745,000	1,715,082
		26,929,938
Multiline Retail - 0.2%
The May Department Stores Co. 6.7% 7/15/34	2,655,000	2,698,736
TOTAL CONSUMER DISCRETIONARY		40,363,165
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,860,000	1,742,095
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(h)	1,885,000	1,918,308
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	2,055,000	2,018,583

	Principal Amount	Value
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	$ 345,000	$ 370,914
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,612,270
		2,983,184
TOTAL CONSUMER STAPLES		8,662,170
ENERGY - 2.2%
Energy Equipment & Services - 0.3%
Petronas Capital Ltd. 7% 5/22/12 (c)	4,320,000	4,621,488
Oil, Gas & Consumable Fuels - 1.9%
Amerada Hess Corp. 6.65% 8/15/11	710,000	742,592
Duke Capital LLC:
6.25% 2/15/13	805,000	825,285
6.75% 2/15/32	4,610,000	4,830,920
Empresa Nacional de Petroleo 6.75% 11/15/12 (c)	5,050,000	5,291,324
Enterprise Products Operating LP 5.75% 3/1/35	1,500,000	1,334,520
Kerr-McGee Corp. 6.95% 7/1/24	1,000,000	1,015,000
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	600,000	568,529
5.8% 3/15/35	1,500,000	1,361,951
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	925,000	887,746
Nexen, Inc. 5.875% 3/10/35	2,740,000	2,554,129
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	650,000	622,375
6.125% 8/15/08	3,630,000	3,657,225
6.625% 6/15/35 (c)	5,000,000	4,830,000
7.375% 12/15/14	1,350,000	1,441,125
7.875% 2/1/09 (h)	1,200,000	1,261,200
Talisman Energy, Inc. 5.85% 2/1/37	1,385,000	1,301,978
		32,525,899
TOTAL ENERGY		37,147,387
FINANCIALS - 7.5%
Capital Markets - 1.2%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,270,000	3,183,492
5.7% 9/1/12	2,935,000	2,949,355
Lazard Group LLC 7.125% 5/15/15	2,815,000	2,924,473
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,985,000	4,786,512
Morgan Stanley 6.6% 4/1/12	5,695,000	5,975,137
		19,818,969
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 1.0%
Bank of America Corp. 7.4% 1/15/11	$ 5,680,000	$ 6,139,086
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,512,769
Korea Development Bank 3.875% 3/2/09	3,500,000	3,348,366
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,442,611
Wachovia Bank NA 4.875% 2/1/15	1,455,000	1,372,558
Wachovia Corp. 5.5% 8/1/35	3,790,000	3,452,114
		17,267,504
Consumer Finance - 0.7%
Capital One Financial Corp.:
4.8% 2/21/12	700,000	668,597
5.5% 6/1/15	2,000,000	1,941,108
Ford Motor Credit Co. 7.375% 2/1/11	2,500,000	2,299,910
Household Finance Corp. 4.125% 11/16/09	1,620,000	1,551,788
Household International, Inc. 5.836% 2/15/08	3,775,000	3,800,798
MBNA Corp. 7.5% 3/15/12	1,205,000	1,325,132
		11,587,333
Diversified Financial Services - 1.2%
Alliance Capital Management LP 5.625% 8/15/06	2,475,000	2,478,769
JPMorgan Chase & Co. 5.75% 1/2/13	3,500,000	3,523,412
JPMorgan Chase Capital XVII 5.85% 8/1/35	8,310,000	7,726,198
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	2,230,000	2,086,426
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	1,990,000	1,919,498
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	3,400,000	3,271,575
		21,005,878
Insurance - 0.6%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,505,000	1,464,723
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	3,109,000	3,233,304
Principal Life Global Funding I 6.25% 2/15/12 (c)	1,350,000	1,397,034
Symetra Financial Corp. 6.125% 4/1/16 (c)	605,000	600,762
The St. Paul Travelers Companies, Inc. 5.5% 12/1/15	4,060,000	3,971,460
		10,667,283
Real Estate - 2.4%
Archstone Smith Operating Trust 5.25% 5/1/15	3,270,000	3,143,206

	Principal Amount	Value
Arden Realty LP 7% 11/15/07	$ 5,000,000	$ 5,142,430
AvalonBay Communities, Inc. 5% 8/1/07	2,315,000	2,296,299
Brandywine Operating Partnership LP 5.75% 4/1/12	1,195,000	1,186,623
CarrAmerica Realty Corp.:
5.125% 9/1/11	6,860,000	6,738,269
5.5% 12/15/10	2,355,000	2,355,940
Colonial Properties Trust 5.5% 10/1/15	3,645,000	3,490,343
Developers Diversified Realty Corp.:
5% 5/3/10	1,625,000	1,580,608
5.25% 4/15/11	925,000	902,029
5.375% 10/15/12	840,000	817,672
EOP Operating LP:
4.65% 10/1/10	6,570,000	6,284,934
7% 7/15/11	1,725,000	1,814,997
Simon Property Group LP:
5.1% 6/15/15	2,120,000	2,005,283
5.625% 8/15/14	2,985,000	2,939,631
		40,698,264
Thrifts & Mortgage Finance - 0.4%
Countrywide Home Loans, Inc. 4% 3/22/11	1,435,000	1,333,190
Independence Community Bank Corp. 3.75% 4/1/14 (h)	2,495,000	2,365,884
Residential Capital Corp. 6.875% 6/30/15	655,000	682,847
Washington Mutual, Inc. 4.625% 4/1/14	3,500,000	3,200,120
		7,582,041
TOTAL FINANCIALS		128,627,272
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,310,000	2,227,018
Bombardier, Inc. 6.3% 5/1/14 (c)	3,285,000	3,013,988
		5,241,006
Airlines - 0.8%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	260,817	264,413
6.978% 10/1/12	565,767	580,504
7.024% 4/15/11	1,450,000	1,497,125
7.858% 4/1/13	2,325,000	2,474,343
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	1,577,191	1,588,981
6.795% 2/2/20	3,191,671	3,032,087
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	$ 1,290,000	$ 1,290,000
7.57% 11/18/10	1,335,000	1,335,000
U.S. Airways pass thru trust certificates 6.85% 7/30/19	1,130,357	1,154,377
United Airlines pass thru Certificates:
6.071% 9/1/14	991,781	980,539
6.201% 3/1/10	349,666	346,169
6.602% 9/1/13	71,294	70,573
		14,614,111
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (c)	830,000	852,403
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)	1,630,000	1,777,934
		2,630,337
TOTAL INDUSTRIALS		22,485,454
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	3,295,000	3,247,631
MATERIALS - 0.2%
Metals & Mining - 0.1%
Newmont Mining Corp. 5.875% 4/1/35	2,000,000	1,869,780
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,330,000	1,282,979
TOTAL MATERIALS		3,152,759
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	1,500,000	1,686,974
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,920,000	2,186,089
British Telecommunications PLC 8.875% 12/15/30	3,000,000	3,837,843
SBC Communications, Inc. 6.45% 6/15/34	2,995,000	2,948,011
Sprint Capital Corp.:
6.875% 11/15/28	3,040,000	3,136,471
8.375% 3/15/12	1,745,000	1,971,676
Telecom Italia Capital:
4.95% 9/30/14	1,175,000	1,081,234

	Principal Amount	Value
Telecom Italia Capital:
5.25% 11/15/13	$ 4,500,000	$ 4,263,777
Verizon Global Funding Corp. 5.85% 9/15/35	4,200,000	3,767,165
Verizon New York, Inc. 6.875% 4/1/12	745,000	765,269
		25,644,509
Wireless Telecommunication Services - 0.3%
America Movil SA de CV:
4.125% 3/1/09	1,185,000	1,139,103
6.375% 3/1/35	3,405,000	3,201,493
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,070,000	1,172,790
		5,513,386
TOTAL TELECOMMUNICATION SERVICES		31,157,895
UTILITIES - 2.4%
Electric Utilities - 1.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,260,000	3,231,273
Exelon Corp.:
4.9% 6/15/15	3,385,000	3,144,398
5.625% 6/15/35	935,000	848,570
6.75% 5/1/11	1,255,000	1,310,251
FirstEnergy Corp. 6.45% 11/15/11	2,115,000	2,188,465
Monongahela Power Co. 5% 10/1/06	2,260,000	2,253,557
PPL Energy Supply LLC 5.7% 10/15/35	645,000	626,912
Progress Energy, Inc.:
5.625% 1/15/16	1,500,000	1,471,491
7.1% 3/1/11	4,660,000	4,942,387
TXU Energy Co. LLC 7% 3/15/13	4,525,000	4,713,091
		24,730,395
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	3,565,000	3,791,399
TXU Corp. 5.55% 11/15/14	980,000	916,790
		4,708,189
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
4.75% 12/15/10	2,355,000	2,262,293
5.95% 6/15/35	2,690,000	2,480,167
6.25% 6/30/12	2,275,000	2,315,552
MidAmerican Energy Holdings, Inc.:
5.875% 10/1/12	1,605,000	1,619,870
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Inc.: - continued
6.125% 4/1/36 (c)	$ 2,605,000	$ 2,550,055
TECO Energy, Inc. 7% 5/1/12	1,350,000	1,395,563
		12,623,500
TOTAL UTILITIES		42,062,084
TOTAL NONCONVERTIBLE BONDS (Cost $324,254,291)		316,905,817
U.S. Government and Government Agency Obligations - 21.9%

U.S. Government Agency Obligations - 3.8%
Fannie Mae:
3.25% 1/15/08	8,515,000	8,252,559
4.625% 5/1/13	12,000,000	11,398,632
5.25% 8/1/12	10,000,000	9,898,630
5.5% 3/15/11	7,395,000	7,500,586
Freddie Mac:
4% 6/12/13	4,640,000	4,297,099
4.25% 7/15/09 (b)	2,500,000	2,434,315
5.75% 1/15/12	7,740,000	7,958,980
5.875% 3/21/11	6,035,000	6,174,246
6.625% 9/15/09	3,000,000	3,139,326
6.75% 3/15/31	2,459,000	2,941,188
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	160,823	161,226
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	306	306
Tennessee Valley Authority 5.375% 4/1/56	1,606,000	1,576,740
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		65,733,833
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	21,035,000	21,160,800
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	15,697,350	14,870,700
2% 1/15/14 (e)	48,282,300	47,132,550
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		83,164,050

	Principal Amount	Value
U.S. Treasury Obligations - 13.2%
U.S. Treasury Bonds 6.25% 5/15/30	$ 3,431,000	$ 4,009,714
U.S. Treasury Notes:
3.375% 12/15/08	105,000,000	101,181,465
3.375% 10/15/09	20,000,000	19,064,840
4.25% 8/15/13	45,417,000	43,681,934
4.375% 12/15/10	6,110,000	5,993,287
4.75% 5/15/14	50,810,000	50,365,413
6.5% 2/15/10	2,500,000	2,644,825
TOTAL U.S. TREASURY OBLIGATIONS		226,941,478
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $386,434,413)		375,839,361
U.S. Government Agency - Mortgage Securities - 30.7%

Fannie Mae - 28.6%
3.734% 1/1/35 (h)	357,016	350,533
3.749% 12/1/34 (h)	268,491	263,830
3.752% 10/1/33 (h)	235,569	229,729
3.785% 12/1/34 (h)	62,704	61,663
3.792% 6/1/34 (h)	1,057,991	1,023,226
3.824% 6/1/33 (h)	191,498	187,854
3.825% 1/1/35 (h)	241,733	237,623
3.847% 1/1/35 (h)	670,978	659,572
3.854% 10/1/33 (h)	6,031,072	5,902,429
3.869% 1/1/35 (h)	402,917	396,507
3.91% 10/1/34 (h)	272,428	268,567
3.913% 5/1/34 (h)	78,345	78,223
3.917% 12/1/34 (h)	216,624	213,282
3.961% 1/1/35 (h)	303,692	299,142
3.971% 5/1/33 (h)	84,075	82,630
3.975% 12/1/34 (h)	237,122	233,698
3.98% 12/1/34 (h)	294,396	290,062
3.983% 12/1/34 (h)	1,491,929	1,472,504
3.988% 1/1/35 (h)	181,870	179,191
4% 8/1/18 to 10/1/18	1,242,248	1,166,012
4.004% 12/1/34 (h)	141,764	139,741
4.008% 2/1/35 (h)	212,558	209,427
4.025% 2/1/35 (h)	201,567	198,782
4.043% 10/1/18 (h)	212,762	208,884
4.047% 12/1/34 (h)	407,554	402,052
4.05% 1/1/35 (h)	102,464	100,985
4.051% 1/1/35 (h)	205,308	202,444
4.066% 4/1/33 (h)	79,068	78,037
4.073% 1/1/35 (h)	400,960	395,487
4.09% 2/1/35 (h)	373,226	368,128
4.09% 2/1/35 (h)	155,046	152,854
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.092% 2/1/35 (h)	$ 155,639	$ 153,547
4.107% 2/1/35 (h)	735,278	725,903
4.108% 11/1/34 (h)	334,503	330,345
4.11% 1/1/35 (h)	419,589	413,920
4.122% 1/1/35 (h)	742,973	733,471
4.122% 2/1/35 (h)	473,148	466,784
4.124% 1/1/35 (h)	415,294	409,916
4.144% 1/1/35 (h)	613,998	608,072
4.155% 2/1/35 (h)	375,931	371,093
4.17% 11/1/34 (h)	103,172	102,023
4.176% 1/1/35 (h)	761,445	752,795
4.177% 1/1/35 (h)	347,174	342,896
4.178% 1/1/35 (h)	484,134	470,631
4.188% 10/1/34 (h)	600,566	595,521
4.22% 3/1/34 (h)	198,441	194,384
4.23% 1/1/35 (h)	218,333	215,810
4.25% 2/1/35 (h)	234,705	228,497
4.268% 2/1/35 (h)	138,154	136,666
4.27% 10/1/34 (h)	61,998	61,388
4.283% 8/1/33 (h)	469,779	464,075
4.284% 3/1/35 (h)	208,878	206,470
4.285% 7/1/34 (h)	181,268	180,556
4.295% 3/1/33 (h)	284,793	281,672
4.304% 12/1/34 (h)	146,304	144,833
4.313% 5/1/35 (h)	322,564	319,071
4.315% 10/1/33 (h)	109,566	107,928
4.317% 3/1/33 (h)	125,027	121,741
4.346% 6/1/33 (h)	130,055	128,645
4.354% 1/1/35 (h)	234,237	228,740
4.356% 4/1/35 (h)	155,148	153,391
4.36% 2/1/34 (h)	557,243	548,032
4.384% 1/1/35 (h)	276,197	273,728
4.398% 2/1/35 (h)	371,971	362,966
4.4% 5/1/35 (h)	690,916	683,281
4.434% 4/1/34 (h)	357,681	353,854
4.436% 3/1/35 (h)	320,248	313,123
4.437% 10/1/34 (h)	1,201,051	1,191,347
4.464% 8/1/34 (h)	729,565	718,096
4.477% 5/1/35 (h)	237,932	235,602
4.481% 1/1/35 (h)	342,450	339,817
4.496% 3/1/35 (h)	782,711	765,593
4.5% 4/1/18 to 3/1/35	48,620,713	46,072,443
4.5% 4/1/21 (d)	39,705,674	37,949,936
4.5% 4/1/21 (d)	8,755,000	8,367,864
4.505% 8/1/34 (h)	1,529,821	1,529,928
4.512% 10/1/35 (h)	92,131	91,023
4.521% 3/1/35 (h)	724,619	709,279
4.524% 2/1/35 (h)	3,849,378	3,796,757
4.536% 2/1/35 (h)	1,504,848	1,493,802
4.543% 2/1/35 (h)	149,032	147,965
4.545% 7/1/35 (h)	856,783	848,344

	Principal Amount	Value
4.549% 2/1/35 (h)	$ 234,710	$ 232,860
4.556% 1/1/35 (h)	488,726	485,251
4.566% 9/1/34 (h)	895,897	890,146
4.581% 8/1/34 (h)	324,070	321,918
4.584% 2/1/35 (h)	715,918	702,531
4.588% 2/1/35 (h)	2,264,222	2,220,568
4.614% 3/1/35 (h)	118,488	117,733
4.629% 9/1/34 (h)	92,016	91,446
4.636% 11/1/34 (h)	759,292	746,566
4.642% 1/1/33 (h)	158,889	157,931
4.667% 11/1/34 (h)	824,908	812,419
4.683% 3/1/35 (h)	1,925,475	1,914,577
4.704% 3/1/35 (h)	404,158	397,279
4.723% 10/1/32 (h)	58,475	58,171
4.727% 1/1/35 (h)	1,103,152	1,098,287
4.73% 7/1/34 (h)	687,878	678,894
4.732% 2/1/33 (h)	48,973	48,740
4.741% 10/1/34 (h)	905,358	893,253
4.746% 1/1/35 (h)	45,058	44,841
4.747% 10/1/32 (h)	60,324	60,023
4.79% 12/1/34 (h)	633,433	624,742
4.801% 12/1/32 (h)	319,188	318,029
4.809% 12/1/34 (h)	255,778	252,307
4.811% 6/1/35 (h)	1,132,442	1,125,806
4.815% 5/1/33 (h)	21,240	21,171
4.837% 8/1/34 (h)	259,079	258,667
4.854% 11/1/34 (h)	735,912	727,523
4.874% 10/1/34 (h)	2,709,880	2,680,234
4.954% 12/1/32 (h)	23,450	23,406
4.985% 11/1/32 (h)	172,164	171,890
5% 10/1/17 to 8/1/35	104,130,849	99,973,251
5% 4/1/21 (d)	3,860,997	3,762,964
5% 4/1/36 (d)	12,837,916	12,220,091
5.025% 2/1/35 (h)	112,535	112,327
5.041% 7/1/34 (h)	146,802	145,752
5.063% 11/1/34 (h)	61,717	61,665
5.079% 9/1/34 (h)	2,273,483	2,259,501
5.107% 5/1/35 (h)	1,627,528	1,626,926
5.18% 5/1/35 (h)	921,928	916,425
5.195% 6/1/35 (h)	1,153,316	1,154,423
5.206% 8/1/33 (h)	345,965	345,283
5.221% 5/1/35 (h)	2,526,106	2,513,627
5.318% 7/1/35 (h)	150,386	150,612
5.5% 6/1/09 to 10/1/35	104,825,844	102,900,347
5.5% 4/1/36 (d)	41,506,139	40,507,398
6% 2/1/13 to 3/1/33	23,050,822	23,218,793
6% 4/1/36 (d)	339,133	339,001
6.5% 6/1/15 to 2/1/33	43,373,552	44,398,208
7% 3/1/15 to 8/1/32	929,724	961,642
7.5% 8/1/08 to 11/1/31	1,857,699	1,949,427
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8% 3/1/30	$ 2,060	$ 2,194
8.5% 3/1/25 to 6/1/25	1,491	1,592
TOTAL FANNIE MAE		490,195,320
Freddie Mac - 1.3%
4% 2/1/20	4,403,021	4,109,912
4.055% 12/1/34 (h)	244,660	240,469
4.106% 12/1/34 (h)	362,166	356,328
4.159% 1/1/35 (h)	1,102,122	1,085,480
4.273% 3/1/35 (h)	319,566	314,964
4.294% 5/1/35 (h)	585,432	577,581
4.303% 12/1/34 (h)	325,352	316,274
4.355% 2/1/35 (h)	715,737	706,311
4.361% 3/1/35 (h)	513,991	499,795
4.38% 2/1/35 (h)	653,211	635,607
4.437% 2/1/34 (h)	340,638	334,585
4.446% 3/1/35 (h)	347,157	337,863
4.462% 6/1/35 (h)	509,466	502,430
4.481% 3/1/35 (h)	371,358	362,007
4.486% 3/1/35 (h)	2,293,154	2,255,432
4.555% 2/1/35 (h)	543,466	530,510
4.768% 10/1/32 (h)	44,963	45,004
4.869% 3/1/33 (h)	123,993	123,332
5.009% 4/1/35 (h)	1,819,751	1,811,489
5.154% 4/1/35 (h)	1,573,626	1,558,425
5.311% 8/1/33 (h)	148,514	149,003
5.346% 6/1/35 (h)	1,145,151	1,139,998
5.583% 4/1/32 (h)	69,532	70,534
6% 5/1/33	3,065,000	3,074,685
8.5% 3/1/20 to 1/1/28	301,148	320,129
TOTAL FREDDIE MAC		21,458,147
Government National Mortgage Association - 0.8%
4.25% 7/20/34 (h)	748,678	737,627
6% 8/15/08 to 8/15/29	3,566,140	3,627,429
6.5% 10/15/27 to 9/15/32	1,338,575	1,394,025
7% 1/15/28 to 11/15/32	7,027,586	7,327,780
7.5% 7/15/06 to 10/15/28	558,482	586,932
8% 2/15/17	15,521	16,325
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		13,690,118
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $537,949,567)		525,343,585
Asset-Backed Securities - 3.8%
	Principal Amount	Value
ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.3181% 2/25/34 (h)	$ 650,000	$ 652,128
Class M2, 5.9181% 2/25/34 (h)	725,000	730,058
Series 2005-SD1 Class A1, 5.2181% 11/25/50 (h)	488,729	489,320
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.4106% 9/9/30 (c)(h)	457,990	463,715
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.0406% 1/6/10 (h)	1,184,556	1,186,745
Series 2006-1:
Class A3, 5.11% 10/6/10	66,000	65,761
Class B1, 5.2% 3/6/11	205,000	204,672
Class C1, 5.28% 11/6/11	1,250,000	1,243,363
Class E1, 6.62% 5/6/13 (c)	1,540,000	1,538,152
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.2481% 4/25/34 (h)	360,000	359,996
Class M2, 5.2981% 4/25/34 (h)	275,000	274,997
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.9181% 1/25/32 (h)	197,674	198,325
Argent Securities, Inc. Series 2004-W5 Class M1, 5.4181% 4/25/34 (h)	1,165,000	1,166,374
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.3681% 4/25/34 (h)	1,660,000	1,672,144
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	675,000	672,104
Class B, 5.26% 10/15/10	640,000	635,354
Class C, 5.55% 1/18/11	5,965,000	5,917,438
Class D, 7.16% 1/15/13 (c)	645,000	639,457
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	3,005,000	2,892,448
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	1,063,410	1,043,139
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	2,290,000	2,284,275
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	3,453,503	3,375,869
Series 2006-B2 Class B2, 5.15% 3/7/11	1,545,000	1,535,827
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	1,635,000	1,631,043
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.3181% 5/25/34 (h)	$ 2,090,000	$ 2,096,886
Series 2004-3 Class M1, 5.3181% 6/25/34 (h)	425,000	426,557
Series 2005-1:
Class MV1, 5.2181% 7/25/35 (h)	840,000	841,535
Class MV2, 5.2581% 7/25/35 (h)	1,005,000	1,007,941
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	1,354,000	1,305,875
Class C, 5.074% 6/15/35 (c)	1,229,000	1,184,169
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.3681% 3/25/34 (h)	125,000	125,342
Class M4, 5.7181% 3/25/34 (h)	100,000	100,754
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	1,580,000	1,574,318
Fremont Home Loan Trust Series 2004-A:
Class M1, 5.3681% 1/25/34 (h)	1,350,000	1,359,101
Class M2, 5.9681% 1/25/34 (h)	1,550,000	1,570,280
GSAMP Trust Series 2004-FM2:
Class M1, 5.3181% 1/25/34 (h)	998,734	998,723
Class M2, 5.9181% 1/25/34 (h)	400,000	399,996
Class M3, 6.1181% 1/25/34 (h)	400,000	399,996
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.03% 1/20/35 (h)	575,300	575,973
Class M2, 5.06% 1/20/35 (h)	431,475	432,525
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	1,360,000	1,357,144
Series 2006-1:
Class A3, 5.13% 6/15/10	510,000	509,250
Class B, 5.29% 11/15/12	210,000	209,624
Class C, 5.34% 11/15/12	275,000	274,516
Lancer Funding Ltd. Series 2006-1A Class A3, 5.637% 4/6/46 (c)(h)	1,695,000	1,695,000
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.3181% 7/25/34 (h)	625,000	624,994
Class M2, 5.3681% 7/25/34 (h)	100,000	99,999
Class M3, 5.7681% 7/25/34 (h)	225,000	224,998
Class M4, 5.9181% 7/25/34 (h)	150,000	150,265
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 6.8181% 4/25/33 (h)	825,000	829,725

	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.:
Series 2004-NC2 Class M1, 5.3681% 12/25/33 (h)	$ 695,000	$ 699,589
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 5.8681% 11/25/32 (h)	701,971	704,977
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	1,150,000	259,670
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.3381% 1/25/35 (h)	1,125,000	1,130,060
Class M4, 5.6481% 1/25/35 (h)	3,650,000	3,675,319
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (c)	3,090,000	3,083,241
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.3481% 3/25/35 (h)	1,180,000	1,182,276
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.4181% 11/25/34 (h)	485,000	488,194
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.1781% 2/25/34 (h)	183,218	183,216
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	1,515,000	1,509,645
TOTAL ASSET-BACKED SECURITIES (Cost $64,434,950)		64,164,377
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 2.6%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.1481% 5/25/35 (h)	1,073,213	1,069,748
Series 2005-2 Class 6A2, 5.0981% 6/25/35 (h)	459,063	459,517
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6134% 6/25/35 (h)	1,810,000	1,759,094
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.0981% 1/25/35 (h)	1,883,554	1,886,541
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.1881% 4/25/34 (h)	332,972	333,245
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.2569% 12/20/54 (c)(h)	1,400,000	1,399,286
Impac CMB Trust floater Series 2005-1:
Class M1, 5.2781% 4/25/35 (h)	673,588	674,839
Class M2, 5.3181% 4/25/35 (h)	1,165,068	1,167,059
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9645% 11/25/35 (h)	$ 515,000	$ 503,552
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 4.9706% 9/26/45 (c)(h)	2,388,206	2,390,818
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	363,062	359,205
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 5.2138% 2/25/30 (h)	2,008,134	2,009,368
Series 2005-B Class A2, 4.79% 7/25/30 (h)	1,893,558	1,890,843
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.1081% 7/25/35 (h)	1,405,778	1,407,096
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	291,245	293,935
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.1481% 6/10/35 (c)(h)	1,175,098	1,198,218
Class B4, 6.3481% 6/10/35 (c)(h)	1,051,404	1,073,376
Class B5, 6.9481% 6/10/35 (c)(h)	718,380	735,583
Class B6, 7.4481% 6/10/35 (c)(h)	423,416	434,588
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.97% 2/20/35 (h)	1,325,976	1,324,594
Series 2005-2 Class A2, 5.19% 3/20/35 (h)	1,520,463	1,519,976
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.1281% 7/25/35 (h)	4,244,568	4,260,180
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.0881% 10/25/35 (h)	2,594,083	2,588,964
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1893% 10/20/35 (h)	410,000	404,639
WAMU Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.0081% 10/25/45 (h)	2,567,824	2,565,310
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1092% 6/25/35 (h)	3,322,707	3,244,173
Series 2005-AR12 Class 2A6, 4.3204% 7/25/35 (h)	3,540,982	3,444,311

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR4 Class 2A2, 4.5302% 4/25/35 (h)	$ 2,838,956	$ 2,763,304
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (h)	1,495,689	1,470,264
TOTAL PRIVATE SPONSOR		44,631,626
U.S. Government Agency - 2.0%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	7,540,000	7,260,380
Class KD, 4.5% 7/25/18	2,455,000	2,318,031
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,234,655
Series 2677 Class LD, 4.5% 3/15/17	8,240,218	7,859,026
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,900,918
Series 2885 Class PC, 4.5% 3/15/18	2,395,000	2,304,522
sequential pay Series 2750 Class ZT, 5% 2/15/34	2,152,518	1,840,037
TOTAL U.S. GOVERNMENT AGENCY		34,717,569
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,975,647)		79,349,195
Commercial Mortgage Securities - 5.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0733% 2/14/43 (h)	1,415,000	1,499,541
Class A3, 7.1233% 2/14/43 (h)	1,525,000	1,583,617
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.6% 7/14/11 (c)(h)	841,541	838,094
Class B, 5.7% 7/14/11 (c)(h)	419,650	417,933
Class C, 5.85% 7/14/11 (c)(h)	840,420	836,987
Class D, 6.48% 7/14/11 (c)(h)	488,445	486,790
Bank of America Large Loan, Inc. floater:
Series 2005-ESHA:
Class E, 5.32% 7/14/08 (c)(h)	835,000	838,178
Class F, 5.49% 7/14/08 (c)(h)	505,000	506,918
Class G, 5.62% 7/14/08 (c)(h)	250,000	250,948
Class H, 5.84% 7/14/08 (c)(h)	335,000	336,267
Series 2005-MIB1:
Class C, 5.0588% 3/15/22 (c)(h)	385,000	384,737
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bank of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class D, 5.1088% 3/15/22 (c)(h)	$ 390,000	$ 389,729
Class F, 5.2188% 3/15/22 (c)(h)	380,000	379,735
Class G, 5.2788% 3/15/22 (c)(h)	245,000	244,829
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 5.1881% 1/25/35 (c)(h)	1,731,221	1,735,549
Class A2, 5.2381% 1/25/35 (c)(h)	259,683	260,008
Class M1, 5.3181% 1/25/35 (c)(h)	302,964	303,532
Class M2, 5.8181% 1/25/35 (c)(h)	173,122	174,962
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(h)	1,345,000	1,398,894
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,290,159
COMM:
floater Series 2002-FL7 Class D, 5.3188% 11/15/14 (c)(h)	168,000	168,324
Series 2004-LBN2 Class X2, 1.0435% 3/10/39 (c)(h)(j)	4,574,528	148,677
Commercial Mortgage pass thru certificates floater Series 2005-FL11:
Class B, 4.9988% 11/15/17 (c)(h)	834,846	834,710
Class E, 5.1388% 11/15/17 (c)(h)	379,930	379,786
Class F, 5.1988% 11/15/17 (c)(h)	344,936	344,905
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	2,075,000	2,106,912
Series 1999-C1 Class A2, 7.29% 9/15/41	3,494,568	3,666,887
Series 2000-C1 Class A2, 7.545% 4/15/62	1,100,000	1,173,843
Series 2004-C1:
Class A3, 4.321% 1/15/37	1,505,000	1,432,532
Class A4, 4.75% 1/15/37	3,035,000	2,871,884
Series 1997-C2 Class D, 7.27% 1/17/35	1,750,000	1,824,092

	Principal Amount	Value
CS First Boston Mortgage Securities Corp.:
Series 1998-C1 Class C, 6.78% 5/17/40	$ 5,000,000	$ 5,180,589
Series 2001-CKN5 Class AX, 0.9032% 9/15/34 (c)(h)(j)	29,342,477	1,664,939
Series 2004-C1 Class ASP, 0.9364% 1/15/37 (c)(h)(j)	22,009,877	701,609
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,270,000	1,317,814
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,000,000	3,230,332
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	500,000	501,096
Class C1, 7.52% 5/15/06 (c)	500,000	501,144
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (c)	3,349,808	3,344,918
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,113,405
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	3,220,000	3,132,517
Series 1998-GLII Class E, 6.9704% 4/13/31 (h)	245,000	251,837
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	1,995,000	2,001,903
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	3,745,000	4,005,742
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,360,804
Series 2001-C3 Class A1, 6.058% 6/15/20	4,695,900	4,749,589
Series 2001-C3 Class B, 6.512% 6/15/36	1,225,000	1,284,461
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (c)	2,600,000	2,371,907
Class C, 4.13% 11/20/37 (c)	2,600,000	2,297,487
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	1,480,000	1,413,010
Series 2005-IQ9 Class X2, 1.0816% 7/15/56 (c)(h)(j)	18,759,535	834,970
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	1,500,001	1,919,396
Commercial Mortgage Securities - continued
	Principal Amount	Value
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	$ 2,500,000	$ 2,546,303
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (c)	1,390,000	1,410,781
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	2,385,000	2,320,812
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $86,842,747)		85,567,324
Foreign Government and Government Agency Obligations - 1.0%

Israeli State 4.625% 6/15/13	725,000	681,101
United Mexican States:
5.875% 1/15/14	430,000	426,990
6.75% 9/27/34	5,645,000	5,828,463
7.5% 4/8/33	8,587,000	9,608,853
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,427,978)		16,545,407
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	1,725,000	1,825,733
Fixed-Income Funds - 15.2%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (i)	200,090	19,846,927
Fidelity Ultra-Short Central Fund (i)	2,411,882	239,909,893
TOTAL FIXED-INCOME FUNDS (Cost $259,738,984)		259,756,820
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h)	$ 2,335,000	2,303,403
TOTAL PREFERRED SECURITIES (Cost $2,335,000)		2,303,403
Cash Equivalents - 4.8%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations), in a joint trading account at:
4.86%, dated 3/31/06 due 4/3/06	$ 77,374,324	$ 77,343,000
4.88%, dated 3/31/06 due 4/3/06 (a)	4,986,027	4,984,000
TOTAL CASH EQUIVALENTS (Cost $82,327,000)		82,327,000
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $1,842,427,125)	1,809,928,022
NET OTHER ASSETS - (5.7)%	(97,405,938)
NET ASSETS - 100%	$ 1,712,522,084
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34

	Dec. 2034	$ 725,000	$ 2,468
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	525,000	9,307
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34

	Sept. 2034	$ 465,000	$ 9,734
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	465,000	9,171
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	465,000	10,297
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	465,000	3,078

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 465,000	$ 2,620
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	3,106
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	430,000	5,886
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	7,110
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	2,014,000	3,783
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A
Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 2,014,000	$ 2,595
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	260,911	1,255
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	5,698
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2010	10,000,000	(13,800)

	Expiration Date	Notional Amount	Value

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)

	March 2010	$ 7,936,000	$ 48,092
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2015	17,000,000	(41,140)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2015	7,936,000	51,108
Receive quarterly notional amount multiplied by ..30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	1,935,000	4,702
Receive quarterly notional amount multiplied by ..35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,900,000	4,503
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by ..37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	$ 1,600,000	$ 1,792
Receive quarterly notional amount multiplied by ..37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	2,500,000	2,800
Receive quarterly notional amount multiplied by ..41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	9,380
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,165,000	8,678
TOTAL CREDIT DEFAULT SWAPS		63,060,911	152,223
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(1,606,920)

	Expiration Date	Notional Amount	Value
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 8,000,000	$ (245,360)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	8,000,000	(321,120)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	50,000,000	(658,500)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	26,000,000	48,880
Receive semi-annually a fixed rate of 5.312% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	April 2011	85,000,000	15,623
TOTAL INTEREST RATE SWAPS		219,000,000	(2,767,397)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	10,000,000	(195,998)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Deutsche Bank	April 2006	10,000,000	(193,771)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	$ 10,000,000	$ (201,157)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	10,000,000	(141,821)
TOTAL TOTAL RETURN SWAPS		40,000,000	(732,747)
		$ 322,060,911	$ (3,347,921)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $85,630,190 or 5.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,256,868.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Investment Portfolio	$ 325,977
Fidelity Ultra-Short Central Fund	2,872,985
Total	$ 3,198,962

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 19,830,920	$ -	$ -	$ 19,846,927	9.5%
Fidelity Ultra-Short Central Fund	239,885,774	-	-	239,909,893	3.2%
Total	$ 259,716,694	$ -	$ -	$ 259,756,820
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,839,600,454. Net unrealized depreciation aggregated $29,672,432, of which $7,464,662 related to appreciated investment securities and $37,137,094 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006